As filed with the Securities and Exchange Commission on April 28, 2000 Registration No. 33-57908

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 9 TO
                                   FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                         PACIFIC LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                         PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                         Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401


It is proposed that this filing will become effective on May 1, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Choice Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec    Separate Account of Pacific
Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About Pacific Life

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Choice basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Choice basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Choice basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Choice basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About Pacific Life

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor........   About Pacific Life

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


PACIFIC SELECT CHOICE  PROSPECTUS MAY 1, 2000


                       Pacific Select Choice is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company.


This policy is not     This prospectus provides information that you should
available in all       know before buying a policy. It's accompanied by a
states. This           current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction where     for future reference.
we're not legally
permitted to offer     Here's a list of all of the investment options
the policy.            available under your policy:

The policy is          VARIABLE INVESTMENT OPTIONS
described in
detail in this         Aggressive Equity         Mid-Cap Value
prospectus. The
Pacific Select         Emerging Markets          Equity Index
Fund is described
in its prospectus      Diversified Research      Small-Cap Index
and in its
Statement of           Small-Cap Equity          REIT
Additional              (formerly called
Information (SAI).      "Growth")                International Value
No one has the                                    (formerly called
right to describe      International Large-Cap    "International")
the policy or the
Pacific Select         Bond and Income           Government Securities
Fund any
differently than       Equity                    Managed Bond
they have been
described in these     I-Net Tollkeeper(SM)      Money Market
documents.
                       Multi-Strategy            High Yield Bond
You should be
aware that the         Equity Income             Large-Cap Value
Securities and
Exchange               Growth LT
Commission (SEC)
has not reviewed
the policy for its     FIXED OPTION
investment merit,
and does not           Fixed Account
guarantee that the
information in
this prospectus is
accurate or
complete. It's a
criminal offense
to say otherwise.

YOUR GUIDE TO THIS PROSPECTUS

An overview of Pacific Select Choice                                         4
------------------------------------------------------------------------------
Pacific Select Choice basics                                                12
Owners, person insured by the policy, and beneficiaries                     13
Policy date, monthly payment date, policy anniversary date                  14
Statements and reports we'll send you                                       15
Your right to cancel                                                        15
Timing of payments, forms and requests                                      16
Telephone transactions                                                      17
------------------------------------------------------------------------------
The death benefit                                                           18
Choosing a death benefit qualification test                                 18
Choosing your death benefit option                                          19
Comparing the death benefit options                                         20
When we pay the death benefit                                               21
Changing your death benefit option                                          22
Decreasing the face amount                                                  22
Optional riders                                                             24
------------------------------------------------------------------------------
How premiums work                                                           25
Planned periodic premium payments                                           25
Deductions from your premiums                                               26
Allocating your premiums                                                    26
Limits on the premium payments you can make                                 27
------------------------------------------------------------------------------
Your policy's accumulated value                                             28
Calculating your policy's accumulated value                                 28
Monthly deductions                                                          28
Lapsing and reinstatement                                                   30
------------------------------------------------------------------------------
Your investment options                                                     32
Variable investment options                                                 32
Fixed account                                                               36
Transferring among investment options                                       36
Transfer programs                                                           37
------------------------------------------------------------------------------
Withdrawals, surrenders and loans                                           38
Making withdrawals                                                          38
Taking out a loan                                                           39
Ways to use your policy's loan and withdrawal features                      41
Surrendering your policy                                                    42
------------------------------------------------------------------------------
General information about your policy                                       43
------------------------------------------------------------------------------
Variable life insurance and your taxes                                      46
------------------------------------------------------------------------------
About Pacific Life                                                          50
------------------------------------------------------------------------------
Appendix A: Net cash value accumulation test single premiums
            (per $1 of future benefits)                                    105
------------------------------------------------------------------------------
Appendix B: Death benefit percentages                                      106
------------------------------------------------------------------------------
Where to go for more information                                    back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at 1-800-800-7681.

                       Accumulated value          28    Loan account               39
                       Accumulation units         34    Maturity date              13
                       Age                        13    Modified endowment con-
In this prospectus,    Allocation                 26     tract                     48
you and your mean      Assignment                 44    Monthly payment date       14
the policyholder or    Beneficiary                14    Net amount at risk         27
owner. Pacific         Business day               16    Net cash surrender value   42
Life, we, us and       Cash surrender value       42    Net premium                25
our refer to           Contingent beneficiary     14    Outstanding loan amount    39
Pacific Life           Cost of insurance rate     28    Planned periodic premium   25
Insurance Company.     Death benefit              18    Policy anniversary         14
The fund refers to     Death benefit percentage   19    Policy date                14
Pacific Select         Face amount                18    Policy year                14
Fund. Policy means     Fixed account              36    Portfolio                  32
a Pacific Select       General account            51    Proper form                16
Exec  variable life    Guideline annual premium   26    Reinstatement              31
insurance policy,      Guideline minimum death          Riders                     24
unless we state         benefit                   18    Separate account           51
otherwise.             Guideline premium limit    27    Seven-pay limit            48
                       Guideline premium test     19    Target premium             26
                       Illustration               15    Tax code                   46
                       In force                   12    Unit value                 34
                       Income benefit             43    Variable account           32
                       Joint owners               13    Variable investment op-
                       Lapse                      30     tion                      32

AN OVERVIEW OF PACIFIC SELECT CHOICE

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
Pacific Select         Pacific Select Choice is a flexible premium variable
Choice basics          life insurance policy.

This policy may be     . Flexible premium means you can vary the amount and
appropriate if you       frequency of your premium payments.
want to provide a
death benefit for      . Variable means the policy's value depends on the
family members or        performance of the investment options you choose.
others or to help
meet other long-       . Life insurance means the policy provides a death
term financial           benefit to the beneficiary you choose.
objectives. It may
not be the right       In addition to providing a death benefit that is
kind of policy if      generally free of federal income tax, any growth in
you plan to            your policy's accumulated value is tax-deferred. You
withdraw money for     can choose from 21 variable investment options, each of
short-term needs.      which invests in a corresponding portfolio of the
                       Pacific Select Fund, and a fixed option that provides a guaranteed minimum rate of interest.

Please discuss your    You may choose to allocate net premium and accumulated
insurance needs and    value to no more than 20 investment options at any one
financial              time.
objectives with
your registered
representative.        When the person insured by this policy reaches age 100,
                       the policy will mature. We'll pay you the policy's net
                       cash surrender value on the maturity date if the person
You'll find more       insured by the policy is still living. You can ask us
about the basics of    in writing to extend the maturity date beyond age 100.
Pacific Select
Choice starting on     Pacific Select Choice is designed for long-term
page 12.               financial planning. Please take some time to read the
                       information in this prospectus before you decide if this life insurance policy meets your insurance needs and financial objectives.

                       Your right to cancel
                       During the free look period, you have the right to cancel your policy and return it to us or your registered representative for a refund of the premiums you've paid. We'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit      This policy offers two ways to calculate the guideline
                       minimum death benefit: the cash value accumulation test
Your policy            and the guideline premium test. These are called death
provides a death       benefit qualification tests. The test you choose will
benefit for your       generally depend on the amount of premiums you want to
beneficiary after      pay. In general, you should choose the cash value
the person insured     accumulation test if you do not want to limit the
by the policy has      amount of premiums you can pay into your policy. If you
died, as long as       choose the guideline premium test, you can choose one
your policy is in      of two death benefit options depending on what is more
force.                 important to you: a larger death benefit or building
                       the accumulated value of your policy.
As of the date of
this prospectus,       The death benefit will always be the greater of the
the cash value         death benefit under the option you choose or the
accumulation test      guideline minimum death benefit.
is not available.
                       You can change your death benefit option and increase
You'll find more       or decrease your policy's face amount (with certain
about the death        restrictions) while your policy is in force. There may
benefit starting on    be a charge for making these changes.
page 18.
                       Optional riders
                       There are seven optional riders that provide extra benefits, some at additional cost. Not all riders are available in every state, and some riders may only be added when you apply for your policy.

                      ---------------------------------------------------------
How premiums work      Your first premium must be equal to at least 25% of the
                       sum of your premium load and your policy's monthly
Your policy gives      charges for the first year.
you the flexibility
to choose the          Deductions from your premiums
amount and             We deduct a premium load from each premium payment you
frequency of your      make. The premium load is made up of a sales load and a
premium payments       state and local tax charge.
within certain
limits. Each           Limits on the premium payments you can make
premium payment        Federal tax law puts limits on the premium payments you
must be at least       can make in relation to your policy's death benefit. We
$50.                   may refuse all or part of a premium payment you make,
                       or remove all or part of a premium from your policy and
You'll find more       return it to you under certain circumstances.
about how premiums
work starting on
page 25.

                      ---------------------------------------------------------
Your policy's          Accumulated value is the value of your policy on any
accumulated value      business day. It is not guaranteed - it depends on the
                       performance of the investment options you've chosen,
Accumulated value      the premium payments you've made, policy charges, and
is used as the         how much you've borrowed or withdrawn from the policy.
basis
for determining        Monthly deductions
policy benefits and    We deduct a monthly charge from your policy's
charges. If there      accumulated value on each monthly payment date. The
is not enough          charge is made up of cost of insurance, an
accumulated value      administrative charge, and a mortality and expense risk
to cover policy        charge. If you add any riders, we'll add any charges
charges, your          for them to your monthly charge.
policy could lapse.
                       Lapsing and reinstatement
You'll find more       If there is not enough accumulated value to cover the
about accumulated      monthly charge on the day we make the deduction, your
value starting on      policy may lapse - which means you'll no longer have
page 28.               any insurance coverage. If your policy is in danger of
                       lapsing, we'll give you a grace period of 61 days to pay the required premium.

                       If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement. You cannot reinstate your policy after its maturity date. If your policy lapses during the first two policy years, we'll pay you any sales load refund due after deducting outstanding monthly charges.

AN OVERVIEW OF PACIFIC SELECT CHOICE

                      ---------------------------------------------------------
Your investment
options                You can choose from 21 variable investment options,
                       each of which invests in a corresponding portfolio of
The investment         the Pacific Select Fund. We're the investment adviser
options you choose     for the Pacific Select Fund. We oversee the management
will affect your       of all the fund's portfolios and manage two of the
policy's               portfolios directly. We've retained other portfolio
accumulated value,     managers to manage the other portfolios. The value of
and may affect the     each portfolio will fluctuate with the value of the
death benefit.         investments it holds, and returns are not guaranteed.

Your policy's          You can also choose a fixed option called the Fixed
accumulated value      account that provides a guaranteed minimum annual
may be allocated to    interest rate of 4%. We may offer a higher interest
up to 20 investment    rate. If we do, we'll guarantee that rate for one year.
options at any one
time.                  We allocate your premium payments and accumulated value
                       to the investment options you choose. Your policy's
Please review the      accumulated value will fluctuate depending on the
investment options     investment options you've chosen. You bear the
carefully and ask      investment risk of any variable investment options you
your registered        choose.
representative to
help you choose the    In some states we'll hold your premium payments in the
right ones for your    Money Market investment option until the free look
goals and risk         transfer date. Please turn to Your right to cancel for
tolerance.             details.

You'll find more       Transferring among investment options
about the              You can transfer among the investment options during
investment options     the life of your policy without paying any current
starting on page       income tax. There is currently no charge for transfers.
32.
                       You can make as many transfers as you like between
You'll find out        variable investment options. You can also make
more about our         automatic transfers from one variable investment option
automatic transfer     to another using our dollar cost averaging or portfolio
programs starting      rebalancing programs. These programs are not available
on page 37.            for the fixed options.

                       You can only make one transfer from the Fixed account to the variable investment options in any 12-month period, and each transfer may be no more than $5,000 or 25% of the accumulated value in the Fixed account, whichever is greater. You can only transfer to the Fixed account in the policy month right before each policy anniversary.

                      ---------------------------------------------------------
Withdrawals,           You can take out all or part of your policy's
surrenders and         accumulated value while your policy is in force by
loans                  making withdrawals or surrendering your policy. You can
                       take out a loan from us using your policy as security.
Making a               You can also use your policy's loan and withdrawal
withdrawal, taking     features to supplement your income, for example, during
out a loan or          retirement.
surrendering your
policy can change      Making withdrawals
your policy's tax      You can withdraw part of your policy's net cash
status, generate       surrender value starting on your policy's first
taxable income, or     anniversary. This reduces your policy's accumulated
make your policy       value and could affect the face amount and death
more susceptible to    benefit depending on the death benefit option and
lapsing. Be sure to    qualification test you've chosen. You can also make
plan carefully         systematic withdrawals where you receive a specified
before using these     withdrawal amount at regular intervals.
policy benefits.

You'll find more
about withdrawals,
surrenders and
loans starting on
page 38.

                       Taking out a loan
                       You can take out a loan from us using your policy's accumulated value as security. You pay interest on the amount you borrow at an annual rate of 4.75% during the first 10 policy years and 4.25% thereafter. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 4%.

                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while the person insured by the policy is still living. If you surrender your policy during the first two policy years, we may refund you a portion of the sales load that you've paid.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash
                       distribution when your policy matures or by making a
There are tax          withdrawal or surrendering your policy.
issues to consider
when you own a life    If your policy is a modified endowment contract, all
insurance policy.      distributions you receive during the life of the policy
These are described    may be subject to tax and a 10% penalty.
in detail starting
on page 46.

                      ---------------------------------------------------------
About Pacific Life     Pacific Life is a life insurance company based in
                       California. We issue the policies. Pacific Select
When you buy a life    Distributors, Inc. (formerly called Pacific Mutual
insurance policy,      Distributors, Inc.), our subsidiary, is the distributor
you're relying on      of the policies.
the insurance
company that issues    How our accounts work
it to be able to       We put your premium payments in our general and
meet its financial     separate accounts. We own the assets in our accounts
obligations to you.    and make the allocations to the investment options
                       you've chosen.
You'll find more
about Pacific Life,    Amounts allocated to the Fixed account are held in our
and our strength as    general account. Our general account includes all of
a company, starting    our assets, except for those held in our separate
on page 50.            accounts. Our ability to meet our obligations under the
                       policy is backed by our strength as an insurance
We may use any         company.
profit derived from
any charges under      Amounts allocated to the variable investment options
the policy for any     are held in our separate account. The assets in this
lawful purpose,        account are kept separate from the assets in our
including our          general account and our other separate accounts, and
distribution and       are protected from our general creditors.
administrative
expenses.

AN OVERVIEW OF PACIFIC SELECT CHOICE

                                              This section of the overview explains the fees and expenses associated with your
                                              Pacific Select Choice Policy.

                                            -----------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                         -------------------
                                                       Your premium
The chart to the right illustrates how                 You make a
cash normally flows through a Pacific                  premium payment       ---------------------------------------
Select Choice policy.                                                                                              v
                                                                                                            -----------------
The dark shaded boxes show the fees and               -------------------                                    We deduct a
expenses you pay directly or indirectly                                                                      premium load
under your policy. These are explained                -------------------
in the pages that follow.                              Net premium                                           -----------------
                                                       We allocate the
In some states we'll hold your net                     net premium to        ---------------------------------------
premium payments in the Money Market                   the investment
investment option until the free look                  options you
transfer date. Please turn to Your right               choose
to cancel for details.                                -------------------
                                                     v                    v
                                            -------------------  -------------------    ----------------    -----------------
                                             Fixed option         Variable               Pacific Select      The fund
                                             We hold              investment             Fund                deducts
                                             amounts you          options                The variable        advisory fees
                                             allocate to this     We hold           <--> investment     ---> and other fund
                                             option in our        amounts you            options invest      expenses from
                                             general account      allocate to these      in the fund's       the portfolios
                                                                  options in our         portfolios
                                                                  separate account
                                            -------------------  -------------------    ----------------    -----------------

                                                                                                            -----------------
                                                                                                             We deduct:
                                                                                                             . cost of
                                                                                                               insurance
                                                                                                             . administrative
                                                                              We make monthly deductions       charge
                                                                             ----------------------------->  . mortality and
                                                                                                               expense risk
                                                                                                               charge
                                                                                                             . rider charges
                                                                                                            -----------------
                                                                         v
                                            ---------------      -----------------                          -----------------
                                            Loan account          Accumulated           If you make         We deduct a
                                            Accumulated           value                 a withdrawal        withdrawal charge.
                                            value set aside <---> The total value    -------------------->  If you choose to
                                            to secure a           of your policy                            make systematic
                                            policy loan                                                     withdrawals, we
                                            ---------------       ----------------                          currently only
                                                                                                            deduct a
                                                                                                            withdrawal charge
                                                                                                            for the first
                                                                                                            systematic
                                                                                                            withdrawal.
                                                                                                            -----------------

                                                                                                            -----------------
                                                                                                            We deduct an
                                                                            If you surrender your policy    underwriting
                                                                          ------------------------------->  surrender charge

                                                                                                            ------------------

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of two charges:

The premium load is    Sales load - based on target premiums and varies with
explained in more      the death benefit option and qualification test you
detail on page 26.     choose. The target premium is shown in your Policy.

                       Here are the maximum loads we'll deduct from your premium payments:

                       -------------------------------------------------------
                                      Sales load under
                                      death benefit           Sales load
                       Target         Option A and cash       under death
                       premiums       value accumulation test benefit Option B
                       -------------------------------------------------------
                       1 through 3              25%                 30%
                       4 through 10              4%                  4%
                       11 and higher             2%                  2%
                       -------------------------------------------------------

                       If you surrender your policy or it lapses during the first two policy years, we may refund you a portion of the sales load you've paid.

                       State and local tax charge - 2.35% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:
The monthly charge
is explained in        Cost of insurance charge - We calculate this charge by
more detail            multiplying the current cost of insurance rate by a
starting on page       discounted net amount at risk at the beginning of each
28.                    policy month.

An example             Administrative charge - We deduct a charge of $25 a
For a policy with      month during the first policy year. After the first
accumulated value      policy year, we deduct a charge of $8 a month for
of $150,000 after      policies with initial face amounts of less than
deducting cost of      $100,000 and $5 a month for initial face amounts of at
insurance, and any     least $100,000, but less than $500,000. If your initial
outstanding loan       face amount is $500,000 or more, we will not deduct an
amount and rider       administrative charge after the first policy year.
charges.
                       Mortality and expense risk charge - We deduct a charge
The monthly            every month during the first ten policy years at an
mortality and          annual rate of 0.75% (0.0625 % monthly) of your
expense risk charge    policy's accumulated value in the investment options
is:                    after we've deducted the cost of insurance and any
                       rider charges. During policy years 11 through 20, we
 . $93.75 if the        reduce the annual rate to 0.25% (0.0208333% monthly) of
  deduction is         the accumulated value. Starting in policy year 21, the
  made in policy       mortality and expense risk charge is reduced to zero.
  years 1-10
  ($150,000 X          Riders - If you add any riders to your policy, we add
  .0625%)              any charges for them to your monthly charge.

 . $31.25 if the
  deduction is
  made in policy
  year 11 or later
  ($150,000 X
  .020833%).

AN OVERVIEW OF PACIFIC SELECT CHOICE

                      ---------------------------------------------------------
Withdrawal and
surrender charges
                       You can withdraw part of your policy's net cash
Withdrawal and         surrender value at any time starting on your policy's
surrender charges      first anniversary. There is a $25 charge for each
are explained in       withdrawal you make. We deduct this charge
more detail on         proportionately from all of your investment options. If
pages 38 and 42.       you choose to receive systematic withdrawals, we'll
                       currently only charge you $25 on the first systematic
An example             withdrawal.
For a policy:
 . that insures the     If you surrender, or cash in, your policy during the
  life of a male       first 10 policy years, we'll deduct an underwriting
  age 45 when the      surrender charge. It's based on your policy's initial
  policy was issued    face amount and the age of the person insured by the
                       policy on the policy date. Here's how we calculate it:
 . with an initial
  face amount of
  $200,000.            ------------------------------------------------
                                                      Charge per $1,000
The underwriting       Age of person insured          of initial face
surrender charge       by policy on policy date       amount
is:                    ------------------------------------------------
 . $900 at the end      0-30                           $2.50
  of the fifth         31-40                           3.50
  policy year          41-50                           4.50
  (($200,000 /         51-60                           5.50
  1,000) X $4.50)      61-80                           6.50
                       ------------------------------------------------
 . $540 at the end
  of the seventh       The amount of the charge does not change during the
  policy year ($900    first five policy years. Starting on the fifth policy
  - ($900 X 1.666%     anniversary, we reduce the charge by 1.666% a month
  X 24 months))        until it reaches zero at the end of 10 policy years.

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the Pacific    expenses. These are deducted from the assets of the
Select Fund            fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your
You'll find more       policy. If you choose a variable investment option,
about the Pacific      these fees and expenses affect you indirectly because
Select Fund            they reduce portfolio returns.
starting on page
32, and in the         Advisory fee
fund's prospectus,     Pacific Life is the investment adviser to the fund. The
which accompanies      fund pays an advisory fee to us for these services. The
this prospectus.       table below shows the advisory fee as an annual
                       percentage of each portfolio's average daily net assets.

                       Other expenses
                       The table also shows the fund expenses for each portfolio in 1999. To help limit fund expenses, we've agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed 0.25% of its average daily net assets. We do this voluntarily, but do not guarantee that we'll continue to do so after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.

                   --------------------------------------------------------------------
                   Portfolio                Advisory fee Other expenses Total expenses+
                   --------------------------------------------------------------------
                                            As an annual % of average daily net assets
                   Aggressive Equity            0.80          0.05           0.85
                   Emerging Markets/1/          1.10          0.32           1.42
                   Diversified Research/2/      0.90          0.05           0.95
                   Small-Cap Equity             0.65          0.05           0.70
                   International
                    Large-Cap/2/                1.05          0.15           1.20
                   Bond and Income              0.60          0.06           0.66
                   Equity                       0.65          0.04           0.69
                   I-Net Tollkeeper/2/          1.50          0.15           1.65
                   Multi-Strategy               0.65          0.05           0.70
                   Equity Income                0.65          0.05           0.70
                   Growth LT                    0.75          0.04           0.79
                   Mid-Cap Value                0.85          0.12           0.97
                   Equity Index/3/              0.25          0.05           0.30
                   Small-Cap Index/4/           0.50          0.44           0.94
                   REIT                         1.10          0.18           1.28
                   International Value          0.85          0.16           1.01
                   Government Securities        0.60          0.06           0.66
                   Managed Bond/1/              0.60          0.06           0.66
                   Money Market/1/              0.35          0.05           0.40
                   High Yield Bond/1/           0.60          0.06           0.66
                   Large-Cap Value              0.85          0.12           0.97
                   --------------------------------------------------------------------

                       /1/ Total net expenses for these portfolios in 1999, after deduction of an offset for custodian credits, were: 1.41% for Emerging Markets Portfolio, 0.65% for Managed Bond Portfolio, 0.39% for Money Market Portfolio, and 0.65% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.

                       /3/ The advisory fee for the Equity Index Portfolio has been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee, and total net expenses for this portfolio in 1999 after deduction of an offset for custodian credits, were 0.16% and 0.20%, respectively.

                       /4/ Total net expenses for the Small-Cap Index Portfolio in 1999, after the advisor's reimbursement and deduction of an offset for custodian credits, were 0.75%.

                       + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

PACIFIC SELECT CHOICE BASICS

                       When you buy a Pacific Select Choice life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.


Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting requirements, we can reject it or ask you
policy and confirm     for more information. Once we receive your first
changes you or we      premium payment, the policy has been delivered to you
make to the policy.    and any delivery requirements have been met, we'll
                       consider your policy to be in force. That's when our
Specification pages    obligations under the policy begin.
summarize
information            Your policy will be in force until one of the following
specific to your       happens:
policy at the time     . your policy matures
the policy is          . the person insured by the policy dies
issued.                . the grace period expires and your policy lapses, or
                       . you surrender your policy.

Riders provide         If your policy is not in force when the person insured
extra benefits,        by the policy dies, we are not obligated to pay the
some at additional     death benefit proceeds to your beneficiary.
cost. Not all
riders are             Pacific Select Choice is a flexible premium variable
available in every     life insurance policy that insures the life of one
state, and some        person and pays death benefit proceeds after that
riders may only be     person has died.
added when you
apply for your         Under a flexible premium life insurance policy, you
policy.                have the flexibility to choose the amount and frequency
                       of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of policy benefits.

This policy may be     A premium load is deducted from each premium payment
appropriate if you     you make. The resulting net premium is allocated to the
want to provide a      investment options you choose, and becomes part of your
death benefit for      policy's accumulated value.
family members or
others or to help      Charges are deducted from the accumulated value each
meet other long-       month to help cover the cost of the policy's death
term financial         benefit and other expenses. If there is not enough
objectives. It may     accumulated value to cover the monthly charge on the
not be the right       day we make the deduction, your policy may lapse after
kind of policy if      a grace period - which means you'll no longer have any
you plan to            insurance coverage.
withdraw money for
short-term needs.      Investment earnings will increase your policy's
                       accumulated value, while investment losses will
Please discuss your    decrease it. The premium payments you'll be required to
insurance needs and    make to keep your policy in force will be influenced by
financial              the investment results of the investment options you've
objectives with        chosen.
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

                      ---------------------------------------------------------
Owners, person         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load or surrender
representative for     charges on policies sold to our directors or employees,
a change of owner      to any of our affiliates, or to trustees, employees or
form. We can           affiliates of the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       Person insured by the policy
Risk classes are       This policy insures the life of one person who is age
usually based on       80 or younger at the time you apply for your policy,
age, gender, health    and who has given us satisfactory evidence of
and whether or not     insurability. Your policy refers to this person as the
the person to be       insured. The policy pays death benefit proceeds after
insured by the         this person has died.
policy smokes. Most
insurance companies    The person to be insured by the policy is assigned an
use similar risk       underwriting or insurance risk class which we use to
classification         calculate cost of insurance and other charges. We
criteria.              normally use the medical or paramedical underwriting
                       method to assign underwriting or insurance risk
When we refer to       classes, which may require a medical examination. We
age throughout this    may, however, use other forms of underwriting if we
prospectus, we're      think it's appropriate.
using the word as
we've defined it       When we use a person's age in policy calculations, we
here, unless we        generally use his or her age as of the nearest policy
tell you otherwise.    date, and we add one year to this age on each policy
                       anniversary date. For example, when we talk about
The maturity date      someone "reaching age 100", we're referring to the
of the policy is       policy anniversary date closest to that person's 100th
the policy             birthday, not to the day when he or she actually turns
anniversary on         100.
which the insured
is age 100. You can
ask us in writing
to extend the
maturity date
beyond age 100.

PACIFIC SELECT CHOICE BASICS

                       Beneficiaries
                       The beneficiary is the person, people, entity or entities you name to receive the death benefit proceeds. Here are some things you need to know about naming beneficiaries:

                       . You can name one or more primary beneficiaries who
If you would like        each receive an equal share of the death benefit
to change the            proceeds unless you tell us otherwise. If one
beneficiary of your      beneficiary dies, his or her share will pass to the
policy, please           surviving primary beneficiaries in proportion to the
contact us or your       share of the proceeds they're entitled to receive,
registered               unless you tell us otherwise.
representative for
a change of            . You can also name a contingent beneficiary for each
beneficiary form.        primary beneficiary you name. The contingent
We can process the       beneficiary will receive the death benefit proceeds
change only if we        if the primary beneficiary dies.
receive your
instructions in        . You can choose to make your beneficiary permanent
writing.                 (sometimes called irrevocable). You cannot change a
                         permanent beneficiary's rights under the policy without his or her permission.

                       . If none of your beneficiaries is still living when
                         the death benefit proceeds are payable, you as the policy owner will receive the proceeds. If you're no longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while the
                         person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the age of the person insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
                         loans, loan repayments, withdrawals and surrenders.
                         Monthly deductions and scheduled transactions made
We can create            under the dollar cost averaging, portfolio
customized               rebalancing and first year transfer programs are
hypothetical             reported on your quarterly policy statement.
illustrations of
benefits under your    . a quarterly policy statement. The statement will tell
policy based on          you the accumulated value of your policy by
different                investment options, cash surrender value, the amount
assumptions.             of the death benefit, the policy's face amount, and
                         any outstanding loan amount. It will also include a
We'll send you one       summary of all transactions that have taken place
policy illustration      since the last quarterly statement, as well as any
free of charge each      other information required by law.
policy year if you
ask for one. We        . supplemental schedules of benefits and planned
reserve the right        periodic premiums. We'll send these to you if you
to charge $25 for        change your policy's face amount or change any of the
additional               policy's other benefits.
illustrations.
                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific
                         Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to
cancel
                       During the free look period, you have the right to
There are special      cancel your policy and return it to us or your
rules for the free     registered representative for a refund.
look period in
certain states.        The amount of your refund may be more or less than the
Here are some          premium payments you've made, depending on the state
examples:              where you signed your application. We'll always deduct
 . In California the    any outstanding loan amount from the amount we refund
  free look period     to you.
  ends 30 days
  after you receive    You'll find a complete description of the free look
  your policy if       period that applies to your policy on the policy's
  you're 60 years      cover sheet, or on a notice that accompanied your
  old or over or if    policy. Generally, the free look period ends 10 days
  you're replacing     after you receive your policy. Some states may have a
  another life         different free look period if you are replacing another
  insurance policy.    life insurance policy.
 . In Colorado the
  free look period     In most states, your refund will be based on the
  ends after 15        accumulated value of your policy. In these states,
  days.                we'll allocate your net premiums to the investment
 . In North Dakota      options you've chosen. If you exercise your right to
  the free look        cancel, your refund will be:
  period ends after
  20 days.             . any charges or taxes we've deducted from your
                         premiums
Please call us or      . the net premiums allocated to the fixed options
your registered        . the accumulated value allocated to the variable
representative if        investment options
you have questions     . any monthly charges and fees we've deducted from your
about your right to      policy's accumulated value in the variable investment
cancel your policy.      options.

PACIFIC SELECT CHOICE BASICS

                       We hold the net premiums in the Money Market investment option until the free look transfer date. On that day, we'll transfer the accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after your application is completed . when we consider your policy to be in force.

                      ---------------------------------------------------------
Timing of payments,    Effective date
forms and requests     The effective date of payments, forms and requests you
                       send us is usually determined by the day and time we
A business day,        receive the item in proper form at the mailing address
called a valuation     that appears on the back cover of this prospectus.
date in your
policy, is any day     Planned periodic premium payments, loan requests,
that the New York      transfer requests, loan payments or withdrawal or
Stock Exchange and     surrender requests that we receive in proper form
our life insurance     before 4:00 p.m. Eastern time on a business day will
client services        normally be effective as of the end of that day, unless
offices are open.      the transaction is scheduled to occur on another
It usually ends at     business day. If we receive your payment or request on
4:00 p.m. Eastern      or after 4:00 p.m. Eastern time on a business day, your
time.                  payment or request will be effective as of the end of
                       the next business day. If a scheduled transaction falls
The New York Stock     on a day that is not a business day, we'll process it
Exchange is usually    as of the end of the next business day.
closed on weekends
and on the             Other forms, notices and requests are normally
following days:        effective as of the next business day after we receive
 . New Year's Day,      them in proper form, unless the transaction is
  Martin Luther        scheduled to occur on another business day. Change of
  King, Jr. Day,       owner and beneficiary forms are effective as of the day
  President's Day,     you sign the change form, once we receive them in
  Good Friday,         proper form.
  Memorial Day,
  July Fourth,         Proper form
  Labor Day,           We'll process your requests once we receive all
  Thanksgiving Day     letters, forms or other necessary documents, completed
  and Christmas        to our satisfaction. Proper form may require, among
  Day,                 other things, a signature guarantee or some other proof
and                    of authenticity. We do not generally require a
 . the Friday before    signature guarantee, but we may ask for one if it
  New Years Day,       appears that your signature has changed, if the
  July Fourth or       signature does not appear to be yours, if we have not
  Christmas Day if     received a properly completed application or
  that holiday         confirmation of an application, or for other reasons to
  falls on a           protect you and us.
  Saturday
 . the Monday
  following New
  Year's Day, July
  Fourth or
  Christmas Day if
  that holiday
  falls on a Sunday
unless unusual
business conditions
exist, such as the
ending of a monthly
or yearly
accounting period.

Our client services
offices are also
usually closed on
the following days:
 . the Monday before
  New Year's Day,
  July Fourth, or
  Christmas Day, if
  any of these
  holidays falls on
  a Tuesday
 . the Tuesday
  before Christmas
  Day if that
  holiday falls on
  a Wednesday
 . the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
 . the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

                       When we make payments and transfers
                       We'll normally send the proceeds of transfers,
To request payment     withdrawals, loans, surrenders, exchanges and death
of death benefit       benefit payments within seven days after the effective
proceeds, send us      date of the request. We may delay payments and
proof of death and     transfers, or the calculation of payments and transfers
payment                based on the value in the variable investment options
instructions.          under unusual circumstances, for example, if:

                       . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted . an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                       . the SEC permits a delay for the protection of policy
                         owners.

                       We may delay transfers and payments from the fixed options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We'll pay interest at an annual rate of at least 4% on any withdrawals or surrender proceeds from the fixed options that we delay for 30 days or more.

                       We pay interest at an annual rate of at least 4% on death benefit proceeds, calculated from the day the person insured by the policy dies to the day we pay the proceeds.

                      ---------------------------------------------------------
Telephone              You can make loans or transfers by telephone any time
transactions           after the free look period as long as we have your
                       signed authorization form on file.

                       Here are some things you need to know about telephone transactions:

                       . You must complete a telephone authorization form.
                       . If your policy is jointly owned, all joint owners
                         must sign the telephone authorization. We'll take instructions from any owner.
                       . We may use any reasonable method to confirm that your
                         telephone instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone.

                       We'll send you a written confirmation of each telephone transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone, for example, if our telephone lines are busy because of unusual market activity or a significant economic or market change, or our telephone lines out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone authorization form, you agree that:

                       . we can accept and act upon instructions you give us
                         over the telephone
                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone that we believe to be genuine, as long as we have followed our own procedures
                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

                       This policy offers two ways to calculate the guideline
Your policy's          minimum death benefit: the cash value accumulation test
initial amount of      and the guideline premium test. These are called death
insurance coverage     benefit qualification tests. The test you choose will
is its initial face    generally depend on the amount of premiums you want to
amount. We             pay.
determine the face
amount based on        If you choose the guideline premium test, this policy
instructions           offers two death benefit options, Options A and B. The
provided in your       option you choose will generally depend on which is
application.           more important to you: a larger death benefit or
                       building the accumulated value of your policy.
The minimum face
amount when a          Here are some things you need to know about the death
policy is issued is    benefit:
usually $50,000,       . You choose your death benefit qualification and, if
but we may reduce        you choose the guideline premium test, death benefit
this in some             option test on your policy application.
circumstances.         . If you do not choose a death benefit qualification
                         test, we'll assume you've chosen the guideline
You'll find your         premium test.
policy's face          . If you do not choose a death benefit option, we'll
amount, which            assume you've chosen Option A.
includes any           . The death benefit will always be the greater of the
increases or             guideline minimum death benefit, calculated using the
decreases, in the        death benefit qualification test you've chosen or the
specification pages      death benefit under the option you choose.
in your policy.        . The death benefit will never be lower than the face
                         amount of your policy. Of course, the death benefit proceeds will always be reduced by any outstanding loan amount.
                       . We'll pay the death benefit proceeds to your
                         beneficiary when we receive proof of the death of the person insured by the policy.

                      ---------------------------------------------------------
Choosing a death       This policy offers two death benefit qualification
benefit                tests, which we use to calculate the guideline minimum
qualification test     death benefit. You choose one of these tests on your
                       application. Once you choose a test, you cannot change
The guideline          it.
minimum death
benefit is the         In general, you should choose the cash value
minimum death          accumulation test if you do not want to limit the
benefit needed for     amount of premiums you can pay into your policy. If you
your policy to         want to pay a premium that increases the net amount at
qualify as life        risk, however, you need to provide us with satisfactory
insurance under        evidence of insurability before we can increase the
Section 7702 of the    death benefit.
Internal Revenue
Code.                  The guideline minimum death benefit will generally be
                       smaller under the guideline premium test than under the
Net amount at risk     cash value accumulation test.
is the difference
between the death
benefit that would     Cash value accumulation test
be payable if the      As of the date of this prospectus, the cash value
person insured by      accumulation test is not available.
the policy died and
the accumulated        If you choose the cash value accumulation test, your
value of your          policy's guideline minimum death benefit will be the
policy.                greater of:

There are other        . the minimum death benefit amount that's needed for
limits on premiums       the policy to qualify as life insurance under the tax
you can pay into         code or
your policy, which     . 101% of the policy's accumulated value.
are described in
How premiums work.

The cash value
accumulation test
is defined in
Section 7702(b) of
the tax code.

                       This test determines what the death benefit should be
                       in relation to your policy's accumulated value. In
                       general, as your policy's accumulated value increases,
                       the death benefit must also increase to ensure that
                       your policy qualifies as life insurance under the tax
                       code.
An example
For a policy that      Under the test, a policy's death benefit must be large
insures a male, age    enought to ensure that its cash surrender value, as
50 when the policy     defined in Section 7702 of the tax code (and which is
was issued, with a     based on accumulated value, among other things), is
standard nonsmoking    never larger than the net single premium that's needed
risk class, Year 6     to fund future benefits under the policy. The net
the guideline          single premium under your policy varies according to
minimum death          the age, sex, and risk class of the person insured by
benefit under the      your policy. It's calculated using an interest rate of
cash value             at least 4% and the guaranteed mortality charges as of
accumulation test      the time the policy is issued. We'll use a higher
is calculated by       interest rate if we've guaranteed it under your policy.
dividing the
accumulated value      The death benefit determined by your policy's net
by a factor of         single premium will be at least equal to the amount
 .40440 for each $1     required for the policy to qualify as life insurance
of future benefits.    under the tax code.

                       Guideline premium test
The guideline          If you choose the guideline premium test, we calculate
premium test is        the guideline minimum death benefit by multiplying your
defined in Section     policy's accumulated value by a death benefit
7702(a)(2) of the      percentage.
tax code.
                       You'll find a table of death benefit percentages in
Death benefit          Appendix B and in your policy. The death benefit
percentages are        percentage is based on the guideline premium limit and
defined in Section     the age of the person insured by the policy. It is 250%
7702(d) of the tax     when the person is age 40 or younger, and reduces as
code.                  the person gets older.

                       Under this test, the total premiums you pay cannot exceed your policy's guideline premium limit. You'll find a more detailed discussion of the guideline premium limit in How premiums work.

                      ---------------------------------------------------------
Choosing your death    You can choose one of the following two options for the
benefit option         death benefit on your application.

                       Option A - the         Option B - the face
                       face amount of         amount of your policy
                       your policy.           plus its accumulated
                                              value.

                        [OPTION A ARTWORK
                          APPEARS HERE]         [OPTION B ARTWORK
                                                  APPEARS HERE]

                                              The death benefit
                                              changes as your
                                              policy's accumulated
                                              value changes. The
                                              better your
                                              investment options
                                              perform, the larger
                                              the death benefit
                                              will be.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's three death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

                       The example below is based on the following:

                       . the person insured by the policy is a male age 50 at
                         the time the policy was issued and dies at the beginning of the sixth policy year
                       . face amount is $100,000
                       . accumulated value at the date of death is $25,000
                       . total premium paid into the policy is $30,000
                       . the guideline minimum death benefit under the
                         guideline premium test is $46,250 (assuming a guideline premium test factor of 185% x accumulated value)
                       . the guideline minimum death benefit under the cash
                         value accumulation test is $61,820.00 (assuming a net single premium factor of .40440 for each $1 of future benefits

                   ------------------------------------------------------------------------------------------
                                                              The death benefit is the
                                                              larger of these two amounts
                   Death                                      ---------------------------
                   benefit                                    Death benefit Guideline     Net amount at
                   qualification           How it's           under         minimum       risk used for cost
                   test                    calculated         the test      death benefit of insurance charge
                   ------------------------------------------------------------------------------------------
                   Guideline premium test
                    Option A               Face amount          $100,000       $46,250         $74,594.25
                    Option B               Face amount plus
                                           accumulated value    $125,000       $46,250         $99,492.82
                   Cash value
                    accumulation test      Accumulated value    $100,000       $61,820         $74,594.25
                   ------------------------------------------------------------------------------------------

If the death           Here's the same example, but with an accumulated value
benefit equals the     of $75,000. Because accumulated value has increased,
guideline minimum      the guideline minimum death benefit is now:
death benefit, any
increase in            . $138,750 for the guideline premium test
accumulated value      . $185,460 for the cash value accumulation test.
will cause an
automatic increase
in the death
benefit.

                   ------------------------------------------------------------------------------------------
                                                              The death benefit is the
                                                              larger of these two amounts
                   Death                                      ---------------------------
                   benefit                                    Death benefit Guideline     Net amount at
                   qualification           How it's           under         minimum       risk used for cost
                   test                    calculated         the test      death benefit of insurance charge
                   ------------------------------------------------------------------------------------------
                   Guideline premium test
                    Option A               Face amount          $100,000      $138,750        $63,187.03
                    Option B               Face amount plus
                                           accumulated value    $175,000      $138,750        $99,289.94
                   Cash value
                    accumulation test      Accumulated value    $100,000      $185,460        $109,707.50
                  -------------------------------------------------------------------------------------------

                       These examples show that each death benefit option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your policy's accumulated value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, your cost of insurance increases. Accumulated value also varies depending on the performance of the investment options in your policy.

                      ---------------------------------------------------------
When we pay the
death benefit
                       We calculate the amount of the death benefit proceeds
Your beneficiary       as of the end of the day the person insured by the
can choose to          policy dies. If that person dies on a day that is not a
receive the death      business day, we calculate the proceeds as of the next
benefit proceeds in    business day.
a lump sum or use
it to buy an income    Your policy's beneficiary must send us proof that the
benefit. Please see    person insured by the policy died while the policy was
the discussion         in force, along with payment instructions.
about income
benefits in General    Death benefit proceeds equal the total of the death
information about      benefits provided by your policy and any riders you've
your policy.           added, minus any outstanding loan amount, minus any
                       overdue charges.
It is important
that we have a         We'll pay interest at an annual rate of at least 4% on
current address for    the death benefit proceeds, calculated from the day the
your beneficiary so    person insured by the policy dies to the day we pay the
that we can pay        proceeds. In some states we may pay a higher rate of
death benefit          interest if required by law.
proceeds promptly.
If we cannot pay
the proceeds to
your beneficiary
within five years
of the death of the
person insured by
the policy, we'll
be required to pay
them to the state.

THE DEATH BENEFIT


                      ---------------------------------------------------------
Changing your death
benefit option
                       If you choose the guideline premium test, you can
We will not change     change your death benefit option while your policy is
your death benefit     in force. Here's how it works:
option if it means
your policy will be    . You can change the death benefit option once in any
treated as a             policy year after the fifth policy year.
modified endowment
contract, unless       . You must send us your request in writing.
you've told us in
writing that this      . You can change to Option A or Option B.
would be acceptable
to you. Modified       . A change from Option A to Option B requires evidence
endowment contracts      of insurance satisfactory to us.
are discussed in
Variable life          . We charge you a fee of $100 to change from Option A
insurance and            to Option B. We deduct the fee on the day the change
your taxes.              is effective from all of your investment options in
                         proportion to the accumulated value you have in each
Net amount at risk       option.
is the difference
between the death      . There is no charge to change from Option B to Option
benefit that would       A.
be payable if the
person insured by      . The change will become effective on the first monthly
the policy died and      payment date after we receive your request. If we
the accumulated          receive your request on a monthly payment date, we'll
value of your            process it that day.
policy.
                       . The face amount of your policy will change by the
                         amount needed to make the death benefit under the new option equal the death benefit under the old option just before the change. We will not let you change the death benefit option if doing so means the face amount of your policy will become less than $50,000.
                         We may waive this minimum amount under certain circumstances.

                       . Changing the death benefit option can also affect the
                         monthly cost of insurance charge since this charge varies with the net amount at risk.

                       . The new death benefit option will be used in all
                         future calculations.

                      ---------------------------------------------------------
Decreasing the face    You can decrease your policy's face amount as long as
amount                 we approve it. Here's how it works:

If you change the      . A decrease in face amount may only be made after the
face amount, we'll       fifth policy year.
send you a
supplemental           . You can decrease the face amount as long as the
schedule of              person insured by the policy is still living.
benefits and
premiums.              . You can only decrease the face amount once in any
                         policy year.
If your policy's
death benefit is       . You must send us your request in writing while your
equal to the             policy is in force.
guideline minimum
death benefit, and     . The decrease will become effective on the first
the net amount at        monthly payment date after we receive your request.
risk is more than        If we receive your request on a monthly payment date,
three times the          we'll process it that day.
death benefit on
the policy date, we    . The person insured by the policy will also need to
may reduce the           agree to the decrease in face amount, if that person
death benefit by         is someone other than you.
requiring you to
make a withdrawal      . Decreasing the face amount may decrease the death
from your policy.        benefit. The amount the death benefit changes will
                         depend, among other things, on the death benefit
If we require you        qualification test and, if applicable, death benefit
to make a                option you've chosen and whether, and by how much,
withdrawal, the          the death benefit is greater than the face amount
withdrawal may be        before you make the change.
taxable. Please
turn to                . Decreasing the face amount can affect the net amount
Withdrawals,             at risk, which may decrease the cost of insurance
surrenders and           charge.
loans for
information about      . We can refuse your request to make the face amount
making withdrawals.      less than $50,000. We can waive this minimum amount
                         in certain situations, such as group or sponsored arrangements.

Decreasing the face    Here are some additional things you should know about
amount may affect      decreasing the face amount:
your policy's tax
status. To ensure      . We do not charge you for a decrease in face amount.
your policy            . We can refuse your request to decrease the face
continues to             amount if making the change means:
qualify as life          . your policy will end because it no longer qualifies
insurance, we might        as life insurance
be required to           . the distributions we'll be required to make from
return part of your        your policy's accumulated value will be greater
premium payments to        than your policy's net cash surrender value
you if you've            . your policy will become a modified endowment
chosen the                 contract and you have not told us in writing that
guideline premium          this is acceptable to you.
test, or make
distributions from
the accumulated
value, which may be
taxable.

For more
information, please
see Variable life
insurance and your
taxes.

THE DEATH BENEFIT


                      ---------------------------------------------------------
Optional riders        There are seven optional riders that provide extra
                       benefits, some at additional cost. Not all riders are
We offer other         available in every state, and some riders may only be
variable life          added when you apply for your policy.
insurance policies
which provide          . Accidental death rider
insurance                Provides additional insurance coverage in the event
protection on the        of the accidental death of the person insured by the
life of one person       policy.
or the lives of two
people. The loads      . Children's term rider
and charges on           Provides term insurance for the children of the
these policies may       person insured by the policy
be different.
Combining a policy     . Annual renewable term rider
and a rider,             Provides annual renewal term insurance on the person
however, may be          insured by the policy or on members of the immediate
more economical          family of the person insured by the policy.
than adding another
policy. It may also    . Added protection benefit rider
be more economical       Provides added protection benefit on the person
to provide an            insured by the policy.
amount of insurance
coverage through a     . Guaranteed insurability rider
policy alone.            Gives the right to buy additional insurance on the
                         life of the person insured by the policy on certain
Under certain            specified dates without proof of insurability.
circumstances,
combining a policy     . Waiver of charges rider
with an Annual           Waives certain charges if the person insured by the
renewable term           policy becomes totally disabled before age 60.
rider or Added
protection benefit     . Accelerated living benefits rider
rider may result in      Gives the policy owner access to a portion of the
a face amount equal      policy's death benefit if the person insured by the
to the face amount       policy has been diagnosed with a terminal illness
of a single policy.      resulting in a life expectancy of six months or less
Combining a policy       (or longer than six months in some states).
and an Annual
renewable term         We'll add any rider charges to the monthly charge we
rider or Added         deduct from your policy's accumulated value.
protection benefit
rider will result
in current charges
that are lower than
for a single policy
with the same face
amount.

Ask your registered
representative for
more information
about the riders
available with the
policy, or about
other kinds of life
insurance policies
offered by Pacific
Life.

There may be tax
consequences if you
exercise your
rights under the
Accelerated living
benefits rider.
Please see Variable
life insurance and
your taxes for more
information.

Samples of the
provisions for the
extra optional
benefits are
available from us
upon written
request.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the
                       amount and frequency of your premium payments within
                       certain limits. Each premium payment must be at least
                       $50.
The amount,
frequency, and
period of time over    We deduct a premium load from each premium payment, and
which you make         then allocate your net premium to the investment
premium payments       options you've chosen. Depending on the performance of
may affect whether     your investment options, and on how many withdrawals,
your policy will be    loans or other policy features you've taken advantage
classified as a        of, you may need to make additional premium payments to
modified endowment     keep your policy in force.
contract, or no
longer qualifies as    We usually require you to pay a minimum initial premium
life insurance for     equal to at least 25% of your policy's monthly
tax purposes. See      deductions plus premium load for the first year. Your
Variable life          monthly deduction is based in part upon the policy's
insurance and your     face amount and the age, smoking status, gender (unless
taxes for more         unisex cost of insurance rates apply), and underwriting
information.           class of the person insured by the policy.

                       If we do not receive your first premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic       You can schedule the amount and frequency of your
premium payments       premium payments. We refer to scheduled premium
                       payments as your planned periodic premium. Here's how
                       it works:
Even if you pay all
your premiums when     . On your application, you choose a fixed amount of at
they're scheduled,       least $50 for each premium payment.
your policy could
lapse if the           . You indicate whether you want to make premium
accumulated value,       payments annually, semi-annually, or quarterly. You
less any                 can also choose monthly payments using our monthly
outstanding loan         Uni-check plan, which is described below.
amount, is not
enough to pay your     . We send you a notice to remind you of your scheduled
monthly charges.         premium payment (except for monthly Uni-check
Turn to Your             payments, which are paid automatically). If you own
policy's                 more than one policy, we'll send one notice -- called
accumulated value        a listbill -- that reminds you of your payments for
for more                 all of your policies. You can choose to receive the
information.             listbill every month. While you do not have to make
                         the premium payments you've scheduled, not making a premium payment may have an impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a loan repayment, not as a premium payment, unless you tell us otherwise. When a payment, or any portion of it, exceeds your outstanding loan amount, we'll treat it as a premium payment. Some states may require us to consider your payments as premium payments if you have not given us instructions to do otherwise.

HOW PREMIUMS WORK

                       Monthly Uni-check plan
                       Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of two charges:

Your net premium is    Sales load
your premium           The maximum sales load assessed upon target premiums
payment less the       received under a Policy are shown in the chart below.
premium load.
                       --------------------------------------------------------
Your target premium                       Sales load under
is a hypothetical                         death benefit           Sales load
premium used to                           Option A and cash       under
measure sales load     Target premiums    value accumulation test Option B
under your policy.     --------------------------------------------------------
It varies with the     1 through 3                  25%              30%
death benefit          4 through 10                  4%               4%
election, age at       11 and thereafter             2%               2%
issue of the person    --------------------------------------------------------
insured by the
policy, and gender     This charge helps pay for the cost of distributing our
(unless unisex         policies and is guaranteed not to increase. If our
rates apply). The      sales and distribution expenses are more than the sales
target premium will    load, we can recover these expenses from other charges,
be equal to or less    such as the mortality and expense risk charge and the
than the guideline     surrender charge, and from any mortality gains. We
annual premium.        guarantee this charge will not increase.
Your target premium
is shown in your       We may reduce or waive the sales load on Policies sold
policy.                to the directors or employees of us and our affiliates
                       or to trustees or any employees of the fund.
Your guideline annual
premium is equal to    State and local tax charge
the premium payable    We deduct 2.35% from each premium payment to pay state
under your policy for  and local premium and other taxes. The actual taxes we
one year if you were   pay vary from state to state, and in some instances,
to pay level annual    among municipalities. We do not expect to profit from
premiums for the life  this charge, and do not expect to change the rate
of the policy. This    unless the rate we pay changes.
includes account fees
and charges under the
policy, including
charges, if any, for
substandard risks,
and optional
insurance benefits,
and also assumes net
investment earnings
at an annual rate of
5% or, if greater,
the rate or rates
guaranteed in your
policy when it is
issued.

                      ---------------------------------------------------------
Allocating your        We generally allocate your net premiums to the
premiums               investment options you've chosen on your application on
                       the day we receive them. We currently limit your
Please turn to Your    allocations to 20 investment options at one time.
investment
optionsfor more        We allocate your first premium on the free look
information about      transfer date. We hold your net premiums in the Money
the investment         Market investment option until the free look transfer
options.               date, and then transfer them to the investment options
                       you've chosen.

                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:

Before you buy a     . If you've chosen the guideline premium test as your
policy, you can ask    death benefit qualification test and accepting the
us or your             premium means your policy will no longer qualify as
registered             life insurance for federal income tax purposes.
representative for
a personalized         The total amount you can pay in premiums and still have
illustration that      your policy qualify as life insurance is your policy's
will show you the      guideline premium limit. The sum of the premiums paid,
guideline single       less any withdrawals, at any time cannot exceed the
premium and            guideline premium limit, which is the greater of:
guideline level
annual premiums.       . the guideline single premium or
                       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a        . If applying the premium in that policy year means your
detailed discussion    policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk   . If applying the premium payment to your policy will
is the difference      increase the net amount at risk. This will happen if
between the death      your policy's death benefit is equal to the guideline
benefit that would     minimum death benefit or would be equal to it once we
be payable if the      applied your premium payment.
person insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the person
policy.                insured by the policy.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
                       Your policy's accumulated value is the total amount
Calculating your       allocated to the variable investment options and the
policy's               Fixed account, plus the amount in the loan account.
accumulated value
                       We determine the value allocated to the variable
Please see Taking      investment options on any business day by multiplying
out a loan for         the number of accumulation units for each variable
information about      investment option credited to your policy on that day,
loans and the loan     by the variable investment option's unit value at the
account.               end of that day. The process we use to calculate unit
                       values for the variable investment options is described in Your investment options.

                      ---------------------------------------------------------
                       We deduct a monthly charge from your policy's
Monthly deductions     accumulated value in the investment options each
                       monthly payment date.
If there is not
enough accumulated     Unless you tell us otherwise, we deduct the monthly
value to pay the       charge from the investment options that make up your
monthly charge,        policy's accumulated value, in proportion to the
your policy could      accumulated value you have in each option. This charge
lapse. The             is made up of three charges:
performance of the
investment options     Cost of insurance
you choose, not        This charge is for providing you with life insurance
making planned         protection. Like other policy charges, we may profit
premium payments,      from the cost of insurance charge and may use these
or taking out a        profits for any lawful purpose such as the payment of
loan all affect the    distribution and administrative expenses and our
accumulated value      federal taxes.
of your policy.
                       There are maximum or guaranteed cost of insurance rates
You'll find a          associated with your policy. These rates are shown in
discussion about       your policy's specification pages.
when your policy
might lapse, and       The guaranteed rates include the insurance risks
what you can do to     associated with insuring one person. They are
reinstate it, later    calculated using 1980 Commissioners Standard Ordinary
in this section.       Mortality Tables or the 1980 Commissioners Ordinary
                       Mortality Table B, which are used for unisex cost of
Unisex rates are       insurance rates. The rates are also based on the age,
used in the state      gender and risk class of the person insured by the
of Montana. They       policy unless unisex rates are required.
are also used when
a policy is owned      Our current cost of insurance rates are based on the
by an employer in      age, risk class, smoking status and gender (unless
connection with        unisex rates are required) of the person insured by the
employment-related     policy. These rates generally increase as the person's
or benefit             age increases, and they vary with the number of years
programs.              the policy has been in force. Our current rates are
                       lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

                      ---------------------------------------------------------
If you add an          How we calculate cost of insurance
annual renewable       We calculate cost of insurance by multiplying the
term rider or an       current cost of insurance rate by a discounted net
added protection       amount at risk at the beginning of each policy month.
benefit rider to
your policy, we        Net amount at risk for the cost of insurance
will include the       calculation is the difference between a discounted
face amount of the     death benefit that would be payable if the person
rider in this          insured by the policy died and the accumulated value of
calculation of cost    your policy at the beginning of the policy month before
of insurance.          the monthly charge is due.

                       First, we calculate the total net amount at risk for your policy in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.004074.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       If your accumulated value exceeds the initial face amount divided by 1.004074, the excess will then be applied to any increase in face amount in the order of the increases.

                       We then multiply the amount of each allocated net amount at risk by the cost of insurance rate for each coverage. The sum of these amounts is your cost of insurance charge.

                       Administrative charge
                       We deduct a charge of $25.00 a month during the first policy year. After the first policy year, the admistrative charge varies with the policy's initial face amount as follows:

                       . $8.00 a month for face amounts less than $100,000 . $5.00 a month for face amounts of $100,000 to
                         $500,000
                       . no charge for face amounts of $500,000 or more.

                       This charge helps to cover the costs of administering and maintaining our policies. We guarantee that this charge will never exceed $25.00 during the first 12 policy months and $10.00 per month thereafter.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the following box. We guarantee this charge will not increase.

YOUR POLICY'S ACCUMULATED VALUE


                      ---------------------------------------------------------
An example             How we calculate the mortality and expense risk charge
For a policy with
accumulated value      . During the first 10 policy years, we deduct a monthly
of $30,000 after         charge of .0625% (.75% annually) of your accumulated
deducting cost of        value less any outstanding loan amount.
insurance and any
rider charges, and     . During policy years 10 through 20, we deduct a
any outstanding          monthly charge of .0208333% (.25% annually) of your
loan amount, the         accumulated value less any outstanding loan amount.
M&E risk charge is:
                       . After the 20th policy year, the charge is zero - in
 . $18.75 during the      other words, you no longer pay any mortality and
  first 10 policy        expense risk charge.
  years
  ($30,000 X .0625%)   For purposes of this charge, the accumulated value is
                       based upon its value on the monthly payment date after
 . $6.25 in policy      deduction of the cost of insurance charge and any
  year 11 and          charges for riders.
  thereafter
  ($30,000 X           Charges for optional riders
  .020833%).           If you add any riders to your policy, we add any
                       charges for them to your monthly charge.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy

                       . not making planned premium payments

                       . the performance of your investment options

                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.


                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage. If your policy lapses during the first two years after we issue it, we will pay you any sales load refund to which you are entitled.

Remember to tell us    If you make the minimum payment
if your payment is     If we receive your payment within the grace period,
a premium payment.     we'll allocate your net premium to the investment
Otherwise, we'll       options you've chosen and deduct the monthly charge
treat it as a loan     from your investment options in proportion to the
repayment.             accumulated value you have in each option.

                       If your policy is in danger of lapsing and you have an outstanding loan amount, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your policy's face amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion of it.

                       Paying death benefit proceeds during the grace period If the person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period, but before the maturity date, to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the person insured
                         by the policy is still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated and payment of any excess sales load refunded to you at the time the policy lapsed

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your premiums, less any charges, to the
writing, sending a     investment options you've chosen. Amounts allocated to
fax, or, if we have    the Fixed account are held in our general account.
your completed         Amounts allocated to the variable investment options
telephone              are held in our separate account.
authorization form
on file, by calling    You choose your initial investment options on your
us at 1-800-800-       application. If you choose more than one investment
7681. Or you can       option, you must tell us the dollar amount or
ask your registered    percentage you want to allocate to each option. You can
representative to      change your premium allocation instructions at any
contact us.            time.

You'll find            The investment options you choose, and how they
information about      perform, will affect your policy's accumulated value
when we allocate       and may affect the death benefit. Please review the
premium payments to    investment options carefully and ask your registered
your investment        representative to help you choose the right ones for
options in How         your goals and tolerance for risk. Make sure you
premiums work.         understand any costs you may pay directly and
                       indirectly on your investment options because they will
Your policy's          affect the value of your policy.
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------
Variable investment
options
                       You can choose from 21 variable investment options.
Variable investment    Each variable investment option is set up as a variable
options are also       account under our separate account and invests in a
known as variable      corresponding portfolio of the Pacific Select Fund.
accounts. These        Each portfolio invests in different securities and has
variable accounts      its own investment goals, strategies and risks. The
are divisions of       value of each portfolio will fluctuate with the value
our separate           of the investments it holds, and returns are not
account. We bear       guaranteed. Your policy's accumulated value will
the direct             fluctuate depending on the investment options you've
operating expenses     chosen. You bear the investment risk of any variable
of our separate        investment options you choose.
account. For more
information about      The following chart is a summary of the Pacific Select
how these accounts     Fund portfolios. You'll find detailed descriptions of
work, see About        the portfolios in the Pacific Select Fund prospectus
Pacific Life.          that accompanies this prospectus. There's no guarantee
                       that a portfolio will achieve its investment objective.
We're the              You should read the fund prospectus carefully before
investment adviser     investing.
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

PORTFOLIO                THE PORTFOLIO'S              THE PORTFOLIO'S                    PORTFOLIO
                         INVESTMENT GOAL              MAIN INVESTMENTS                   MANAGER
Aggressive Equity        Capital appreciation.        Equity securities of small         Alliance Capital
                                                      emerging-growth companies and      Management L.P.
                                                      medium-sized companies.

Emerging Markets         Long-term growth of          Equity securities of companies     Alliance Capital
                         capital.                     that are located in countries      Management L.P.
                                                      generally regarded as "emerging
                                                      market" countries.

Diversified Research     Long-term growth of          Equity securities of U.S.          Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are in the U.S.

Small-Cap Equity         Growth of capital.           Equity securities of smaller and   Capital Guardian
 (formerly called                                     medium-sized companies.            Trust Company
 Growth)

International Large-Cap  Long-term growth of          Equity securities of non-U.S.      Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are outside
                                                      of the U.S.

Bond and Income*         Total return and income      A wide range of fixed income       Goldman Sachs Asset
                         consistent with prudent      securities with varying terms to   Management
                         investment management.       maturity, with an emphasis
                                                      on long-term bonds.

Equity                   Capital appreciation.        Equity securities of large U.S.    Goldman Sachs Asset
                         Current income is of         growth-oriented companies.         Management
                         secondary importance.

I-Net Tollkeeper         Long-term growth of          Equity securities of companies     Goldman Sachs Asset
                         capital.                     which use, support, or relate      Management
                                                      directly or indirectly to use of
                                                      the Internet. Such companies
                                                      include those in the media,
                                                      telecommunications, and
                                                      technology sectors.

Multi-Strategy           High total return.           A mix of equity and fixed income   J.P. Morgan
                                                      securities.                        Investment
                                                                                         Management Inc.

Equity Income            Long-term growth of capital  Equity securities of large and     J.P. Morgan
                         and income.                  medium-sized dividend-paying U.S.  Investment
                                                      companies.                         Management Inc.

Growth LT                Long-term growth of capital  Equity securities of a large       Janus Capital
                         consistent with the          number of companies of any size.   Corporation
                         preservation of capital.

Mid-Cap Value            Capital appreciation.        Equity securities of medium-sized  Lazard Asset
                                                      U.S. companies believed to be      Management
                                                      undervalued.

Equity Index             Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Standard  Management US
                         return of common stocks      & Poor's 500 Composite Stock
                         publicly traded in the U.S.  Price Index.

Small-Cap Index          Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Russell   Management US
                         return of an index of small  2000 Small Stock Index.
                         capitalization companies.

REIT                     Current income and long-     Equity securities of real estate   Morgan Stanley
                         term capital appreciation.   investment trusts.                 Asset Management

International Value      Long-term capital            Equity securities of companies of  Morgan Stanley
 (formerly called        appreciation primarily       any size located in developed      Asset Management
 International)          through investment in        countries outside of the U.S.
                         equity securities of
                         corporations domiciled in
                         countries other than the
                         U.S.

Government Securities    Maximize total return        Fixed income securities that are   Pacific Investment
                         consistent with prudent      issued or guaranteed by the U.S.   Management Company
                         investment management.       government, its agencies or
                                                      government-sponsored enterprises.

Managed Bond             Maximize total return        Medium and high-quality fixed      Pacific Investment
                         consistent with prudent      income securities with varying     Management Company
                         investment management.       terms to maturity.

Money Market             Current income consistent    Highest quality money market       Pacific Life
                         with preservation of         instruments believed to have
                         capital.                     limited credit risk.

High Yield Bond          High level of current        Fixed income securities with       Pacific Life
                         income.                      lower and medium-quality credit
                                                      ratings and intermediate to long
                                                      terms to maturity.

Large-Cap Value          Long-term growth of          Equity securities of large U.S.    Salomon Brothers
                         capital. Current income is   companies.                         Asset Management
                         of secondary importance.                                        Inc

* The fund's board of trustees has approved a proposed reorganization of this portfolio into the Managed Bond Portfolio, subject to the approval of the shareholders of this portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place in the summer of 2000. If the reorganization occurs, shareholders of this portfolio would become shareholders of the Managed Bond Portfolio, and this Bond and Income Portfolio would cease to exist.

YOUR INVESTMENT OPTIONS

An example             Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Government         units we credit equals the amount we've allocated
Securities             divided by the unit value of the variable account.
investment option      Similarly, the number of accumulation units in your
on a business day.     policy will be reduced when you make a transfer,
At the end of that     withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Choice basics.         the unit value calculated on your monthly payment date.
                       If your monthly payment date does not fall on a business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:
                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.


                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Choice.         policy. If you choose a variable investment option,
                       these fees and expenses affect you indirectly because they reduce portfolio returns. The fund is governed by its own Board of Trustees.

YOUR INVESTMENT OPTIONS

                      ---------------------------------------------------------
Fixed account
                       You can also choose a fixed option: the Fixed account.
The fixed account      The Fixed account provides a guaranteed minimum annual
is not a security,     rate of interest. The amounts allocated to the Fixed
so it does not fall    account are held in our general account.
under any
securities act. For    Here are some things you need to know about the Fixed
this reason, the       account:
SEC has not
reviewed the           . Accumulated value allocated to the Fixed account
disclosure in this       earns interest on a daily basis, using a 365-day
prospectus about         year. Our minimum annual interest rate is 4%.
this option.
However, other         . We may offer a higher annual interest rate on the
federal securities       Fixed account. If we do, we'll guarantee the higher
laws may apply to        rate for one year.
the accuracy and
completeness of the    . There are no investment risks.
disclosure about
this option.           . There are limitations on when and how much you can
                         transfer from the Fixed account. These limitations
For more                 are described below, in Transferring among investment
information about        options.
the general
account, see About
Pacific Life.

                      ---------------------------------------------------------
Transferring among     You can transfer among your investment options any time
investment options     during the life of your policy without triggering any
                       current income tax. You can make transfers by writing
If your state          to us, by making a telephone transfer, or by signing up
requires us to         for one of our automatic transfer programs. You'll find
refund your            more information about making telephone transfers in
premiums when you      Pacific Select Choice basics.
exercise your right
to cancel, you can     Transfers will normally be effective as of the end of
make transfers and     the business day we receive your written or telephone
use transfer           request.
programs only after
the free look          Here are some things you need to know about making
transfer date. For     transfers:
more information,
please see Pacific     . Your policy's accumulated value may be invested in up
Select Choice            to 20 investment options at one time.
basics.
                       . If you're making transfers between variable
                         investment options, there is no minimum amount
                         required and you can make as many transfers as you
If you live in           like.
Connecticut,
Georgia, Maryland,     . You can make transfers from the variable investment
North Carolina,          options to the Fixed account only in the policy month
North Dakota, or         right before each policy anniversary.
Pennsylvania, you
can make transfers     . You can only make one transfer from the Fixed account
to the Fixed             in any 12-month period.
account any time
during the first 18    . You can only transfer up to the greater of $5,000 or
months of your           25% of your policy's accumulated value in the Fixed
policy.                  account in any 12-month period.

                       . Currently, there is no charge for making a transfer
                         but we may charge you in the future.

                       . There is no minimum required value for the investment
                         option you're transferring to or from.

                       . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.

                       . We can restrict or suspend transfers.

                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                      ---------------------------------------------------------
Transfer programs      We offer two programs that allow you to make automatic
                       transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options without paying a transfer fee. It
for a scheduled        does not allow you to make transfers to or from the
transfer when unit     Fixed account. Here's how the program works:
values are lower,
and fewer units        . You can set up this program at any time while your
when unit values         policy is in force.
are higher. This
allows you to          . You need to complete a request form to enroll in the
average the cost of      program.
investments over
time. Investing        . You must have at least $5,000 in a variable
this way does not        investment option to start the program.
guarantee profits
or prevent losses.     . We'll automatically transfer accumulated value from
                         one variable investment option to one or more of the
                         other variable investment options you've selected.
                       . We'll process transfers as of the end of the business
                         day on your policy's monthly, quarterly, semi-annual
                         or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.
                       . We'll keep making transfers at the intervals you've
                         chosen until one of the following happens:
                         . the total amount you've asked us to transfer has
                           been transferred
                         . there is no more accumulated value in the
                           investment option you're transferring from
                         . your policy enters the grace period and is in
                           danger of lapsing
                         . you tell us in writing to cancel the program
                         . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with    . You can set up this program at any time while your
relatively lower         policy is in force.
returns.               . You enroll in the program by sending us a written
                         signed request or a completed automatic rebalancing form.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, suspend or change the program at
                         any time.

WITHDRAWALS, SURRENDERS AND LOANS

Making a               You can take out all or part of your policy's
withdrawal, taking     accumulated value while your policy is in force by
out a loan or          making withdrawals or surrendering your policy. You can
surrendering your      take out a loan from us using your policy as security.
policy can change      You can also use your policy's loan and withdrawal
your policy's tax      features to supplement your income, for example, during
status, generate       retirement.
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your           . You must send us a written request that's signed by
withdrawal in a          all owners.
lump sum or use it     . Each withdrawal must be at least $500, and the net
to buy an income         cash surrender value of your policy after the
benefit. Please see      withdrawal must be at least $500.
the discussion
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal exceeds the outstanding loan amount
                         divided by 90%.

We will not accept     . We'll charge you a $25 fee for each withdrawal you
your request to          make. We guarantee this charge will not increase.
make a withdrawal
if it will cause       . If you do not tell us from which investment options
your policy to           to take the withdrawal, we'll deduct the withdrawal
become a modified        and the withdrawal fee from all of your investment
endowment contract,      options in proportion to the accumulated value you
unless you've told       have in each option.
us in writing that
you want your          . The accumulated value, cash surrender value and net
policy to become a       cash surrender value of your policy will be reduced
modified endowment       by the amount of each withdrawal.
contract.
                       . If the person insured under the policy dies after
                         you've sent a withdrawal request to us, but before we've made the withdrawal, we'll deduct the amount of the withdrawal from any death benefit proceeds owing.

                       Systematic withdrawals

                       You can make systematic withdrawals after the first policy year. Here's how they work:
                       . You send us a request on our Preauthorized Scheduled
                         Withdrawal Request Form. On the form you tell us how much you want to withdraw and how frequently.
                       . Each systematic withdrawal must be for at least $100. . We'll charge you $25 for the first systematic withdrawal you take. The withdrawal fee is currently waived on each systematic withdrawal after the first. We reserve the right to reinstate this charge.
                       . If you do not tell us which investment options to
                         take the systematic withdrawal from, we'll deduct the systematic withdrawal and the withdrawal charge from all of your investment options in proportion to the accumulated value you have in each option.
                       . Systematic withdrawals may be scheduled for payment
                         monthly, quarterly, semi-annually or annually.
                       . You may elect the day of the month that you want us
                         to make the withdrawal, as long as it is not later than the 28th of a month.
                       . Each systematic withdrawal will be effective at the
                         end of the business day on which it is scheduled.

                       . You may stop or modify your systematic withdrawals by
                         notifying us in writing with at least 30 days advance notice. The request must include the written consent of any assignee or irrevocable beneficiary, if applicable.

                       . If a systematic withdrawal would cause the net cash
                         surrender value to fall below $500, we will reduce the amount of the withdrawal to the amount available and systematic withdrawals will automatically terminate. We will notify you of the termination.

                       . We may, at any time, change the minimum amount for
                         systematic withdrawals, impose or increase remaining minimum balances, and limit the number or frequency of requests for modifying systematic withdrawals.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.

                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen guideline premium test death benefit Option B, making a withdrawal does not reduce your policy's face amount. However, the death benefit will be reduced by the amount of the partial withdrawal if the death benefit is greater than the guideline minimum death benefit.

                       If you've chosen the cash value accumulation test or death benefit Option A, a withdrawal will reduce your face amount by the lesser of:

                       . the amount of the partial withdrawal, or

                       . if the death benefit is greater than the face amount,
                         the amount, if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the partial withdrawal.

                       We may limit the amount of a withdrawal so that the withdrawal will not cause your face amount to be less than $50,000.

                      ---------------------------------------------------------
Taking out a loan      You can borrow money from us any time while your policy
                       is in force either by sending us a request in writing,
The amount in the      or over the telephone. You'll find more information
loan account, plus     about requesting a loan by telephone in Pacific Select
any interest you       Choice basics.
owe, is referred to
throughout this        When you borrow money from us, we use your policy's
prospectus as your     accumulated value as security. You pay interest on the
outstanding loan       amount you borrow. The accumulated value set aside to
amount. Your policy    secure your loan also earns interest. Here's how it
refers to this         works:
amount as policy
debt.                  . To secure the loan, we transfer an amount equal to
                         the amount you're borrowing from your accumulated
Taking out a loan        value in the investment options to the loan account.
will affect the          We'll transfer this amount from your investment
growth of your           options in proportion to the accumulated value you
policy's                 have in each option, unless you tell us otherwise.
accumulated value,
and may affect the     . Interest owing on the amount you've borrowed accrues
death benefit.           daily at an annual rate of 4.75% for the first 10
                         policy years and 4.25% thereafter. Interest that has accrued during the policy year is due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.

WITHDRAWALS, SURRENDERS AND LOANS

                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

An example             How much you can borrow
For a policy in        The minimum amount you can borrow is $500, unless there
policy year 5 with:    are other restrictions in your state. You can borrow up
 . accumulated value    to the larger of the following amounts:
  of $100,000
 . an outstanding       . 90% of the accumulated value in the investment
  loan amount of         options, less any surrender charges that would apply
  $60,000                if you surrendered your policy on the day you took
 . a most recent          out the loan.
  monthly charge of
  $225                 . the result of a X (b / c) - d, where:

The maximum amount       a = the accumulated value of your policy less any
you can borrow is            surrender charges that would have applied if you
the greater of:              surrendered your policy on the day you took out
                             the loan, and less 12 times the most recent
$25,500 ((90% X              monthly charge
($100,000 -
$5,000)) -$60,000)       b = 1.04

or                       c = 1.0475

$31,639.14               d = any outstanding loan amount.
(a X (b / c)) - d,
where:                 Paying off your loan
a = $92,300            You can pay off all or part of the loan any time while
    ($100,000 -        your policy is in force. Unless you tell us otherwise,
    $5,000 - ($12 X    we'll generally transfer any loan payments you make
    $225))             proportionately to your investment options according to
b = 1.04               your most recent allocation instructions. We may,
c = 1.0475             however, first transfer any loan payments you make to
d = $60,000            the fixed options, up to the amount originally
                       transferred from the fixed options to the loan account.
In Connecticut, the    We'll then transfer any excess amount to your variable
minimum amount of a    investment options according to your most recent
loan is $200.          allocation instructions.

In Oregon, the         While you have an outstanding loan, we'll treat any
minimum amount of a    money you send us as a loan payment unless you tell us
loan is $250.          otherwise in writing.

Your outstanding       What happens if you do not pay off your loan
loan amount could      If you do not pay off your loan, we'll deduct the
result in taxable      amount in the loan account, including any interest you
income if you          owe, from one of the following:
surrender your
policy, if your        . the death benefit proceeds before we pay them to your
policy lapses or         beneficiary
matures, or if your
policy is a            . the cash surrender value if you surrender your policy
modified endowment
contract. You          . the accumulated value if your policy matures
should talk to your
tax advisor before     . the amount we refund if you exercise your right to
taking out a loan        cancel.
under your policy.
See Taking out a       Taking out a loan, whether or not you repay it, will
loan in Variable       have a permanent effect on the value of your policy.
life insurance and     For example, while your policy's accumulated value is
your taxes.            held in the loan account, it will miss out on the
                       potential earnings available through the variable investment options. The amount of interest you earn on the loan account may be less than the amount of interest you would have earned from the fixed options.
                       These could lower your policy's accumulated value, which could reduce the amount of the death benefit.

                       When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover the policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.

                      ---------------------------------------------------------
Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect
the accumulated        Understanding the risks
value, net cash        Setting up an income stream may not be suitable for all
surrender value and    policy owners. It's important to understand the risks
death benefit of       that are involved in using your policy's loan and
your policy based      withdrawal features.
on different
hypothetical gross     You must always leave enough accumulated value in your
rates of return. We    policy to help ensure your policy will continue to
will not use a         qualify as life insurance and will not lapse. Your
higher rate than       policy will lapse if there is not enough accumulated
12%, and will          value, after subtracting any outstanding loan amount,
always compare it      to cover the monthly charge on the day we make the
with a rate of 0%      deduction and the grace period expires. If your policy
based on guaranteed    lapses, we'll end your life insurance coverage.
insurance costs.
                       There are also charges associated with reinstating a
The hypothetical       lapsed policy.
rates of return are
illustrative of        You should consult with your financial adviser and
past or future         carefully consider how much you can withdraw and borrow
results. Policy        from your policy each year to set up your income
values and benefits    stream.
would be different
from those shown in    Remember that the performance of your investment
the illustrations      options also affects your policy's accumulated value.
if:                    Poor performance can increase the danger of your policy
                       lapsing. And as the cost of insurance generally
 . the gross annual     increases with the age of the person insured by the
  rates of return      policy, this can also reduce the accumulated value.
  are different
  from the             In addition, you should carefully review the policy
  hypothetical         statements we send you. Your statements will allow you
  rates                to monitor your policy's accumulated value, less your
                       outstanding loan amount, to ensure your policy can
 . premiums were not    continue to support the income stream you have chosen.
  paid as
  illustrated          If your policy lapses or matures, or you surrender your
                       policy after you have taken out a loan, you could face
 . loan interest was    significant income tax liability in the year of the
  paid when due.       lapse or surrender. Any outstanding loan amount will
                       automatically be repaid when your policy lapses or
You can also ask       matures, or you surrender your policy. You could be
for accompanying       taxed to the extent that the net surrender value plus
charts and graphs      the outstanding loan amount repaid exceeds the cost
that compare           basis of your policy.
results from
various retirement     Interest on a loan is due to us on each policy
strategies.            anniversary. If we do not receive the interest when
                       due, we'll add it to the outstanding loan amount and
You can ask your       begins accruing interest on it from the day it was due.
registered             This has a compounding effect and can add to your
representative for     income tax liability.
illustrations
showing how policy     If the person insured by the policy dies, we'll deduct
charges may affect     any outstanding loan amount from the death benefit.
existing               This means the death benefit proceeds will be less than
accumulated value      the death benefit and may be less than the face amount.
and how future
withdrawals and
loans may affect
the accumulated
value and death
benefit.

Tax issues are
described in detail
in Variable
insurance and your
taxes.

WITHDRAWALS, SURRENDERS AND LOANS


                      ---------------------------------------------------------
Surrendering your      You can surrender or cash in your policy at any time
policy                 while the person insured by the policy is still living.
                       Your policy's cash surrender value is its accumulated
You can choose to      value less any surrender charge that applies. The net
receive your money     cash surrender value equals your policy's cash
in a lump sum or       surrender value after deducting any outstanding loan
use it to buy an       amount.
income benefit.
Please see the         Here are some things you need to know about
discussion about       surrendering your policy:
income benefits in
General                . You must send us your policy and a written request.
information about      . We'll send you the policy's net cash surrender value.
your policy.             If you surrender your policy during the first two
                         policy years, a portion of the sales load paid under
If you increase          the policy may be refunded to you.
your policy's face
amount, we'll send     . Underwriting surrender charge - This charge is based
you a supplemental       upon the age of the insured and the face amount on
schedule of              the day the policy is issued. It does not increase as
benefits that            the insured gets older or with changes in the face
shows the                amount. The charge is equal to a specified amount
surrender charge         that varies with the age of the insured for each
associated with          $1,000 of the policy's initial face amount as shown
the increase.            below:

An example                     Age of insured at
For a policy                   issuance of policy        Charge per $1,000
surrendered in the             ------------------        -----------------
second policy year                    0-30                     $2.50
that has:                            31-40                      3.50
 . $5,000 of                          41-50                      4.50
  premiums paid                      51-60                      5.50
                                     61-80                      6.50
 . a guideline
  annual premium of    The amount of the charge remains level for five policy
  $3,000               years. After the fifth policy anniversary, the charge
                       decreases by 1.666% per month. At the end of the 120th
 . a target premium     policy month, this charge becomes zero - in other
  of $2,500            words, you will no longer be charged a sales surrender
                       charge if your policy is surrendered.
 . death benefit
  Option B under       The underwriting surrender charge is designed to cover
  the guideline        our administrative expenses associated with
  annual premium       underwriting and issuing a policy. This includes the
  test                 costs of processing applications, conducting medical
                       examinations, determining insurability and the
The maximum sales      insured's underwriting class, and establishing policy
load is $1,100,        records. We guarantee this charge will not increase and
which is the sum       do not expect to profit from this charge.
of:
 . $900 ($3,000 X       . Sales load refund
  30%), and
                       The sales load refund will be paid only for premiums
 . $200 ($2,000 X       paid in the first two policy years. We will refund the
  10%)                 excess of the sales load charged over the sum of:

A sales load of        . 30% of the premiums paid during the first two policy
$1,500 was deducted      years up to one guideline annual premium, plus
from premiums when
received.              . 10% of the premiums paid during the first two policy
($5,000 X 30%)           years that exceed one guideline annual premium, but
                         no more than two guideline annual premiums, plus
Therefore, a refund
of $400 will be        . 9% of actual premium payments paid during the first
payable to the           two policy years that exceed two times the guideline
policy owner.            annual premium.
($1,500 - $1,100 =
$400)

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       or your policy matures, you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Choice policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $25.
                         For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If the person insured by the policy, whether sane or
benefit in the case    insane, commits suicide within two years of the policy
of suicide             date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount and any withdrawals you've made.

                       If you've substituted the person insured by the policy and that person, whether sane or insane, commits suicide within two years of the day the substitution was made, we'll calculate death benefit proceeds differently. Proceeds will be limited to the net cash surrender value of your policy as of the day the substitution was made, less any increase in any outstanding loan amount, any withdrawals you've made, and any dividends we've paid in cash, since the day the substitution was made.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

GENERAL INFORMATION ABOUT YOUR POLICY


                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

                      ---------------------------------------------------------
Errors on your         If the age or gender of the person insured by your
application            policy is stated incorrectly on your application, the
                       death benefit under your policy will be the greater of
If unisex cost of      the following:
insurance rates
apply to your          . the amount of death benefit that would be purchased
policy, we will not      by the most recent cost of insurance charge for the
adjust the face          correct age and gender or
amount if we           . the guideline minimum death benefit for the correct
discover that            age and gender.
gender has been
stated incorrectly     We'll adjust the accumulated value by recalculating all
on your                previous cost of insurance charges and other monthly
application.           deductions based on the correct age and gender.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the person insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the person insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       We have the right to contest the validity of an increase in the face amount of a policy for two years from the day the increase becomes effective. Once the increased face amount has been in force for two years during the lifetime of the person insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy if there has been a substitution to the person insured by the policy. We can contest a policy's validity for two years from the day the substitution becomes effective. Once the substitution has been in force for two years during the lifetime of the person insured by the policy, we generally lose the right to contest its validity.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to the person insured by the policy.

                      ---------------------------------------------------------
Assigning your         You can assign your policy as collateral to secure a
policy as              loan, mortgage, or other kind of debt. Here's how it
collateral             works:

Assigning a policy     . An assignment does not change the ownership of the
that's a modified        policy.
endowment contract     . After the policy has been assigned, your rights and
may generate             the rights of your beneficiary will be subject to the
taxable income and       assignment. The entire policy, including any income
a 10% penalty tax.       benefit, rider, benefit and endorsement, will also be
                         subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.

                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Participating          This policy will share in our surplus earnings.
                       However, the current dividend scale is zero and we do not anticipate that dividends will be paid. Any dividends that do become payable will be paid in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       This discussion about taxes is based on our
                       understanding of the present federal income tax laws as
                       they are currently interpreted by the Internal Revenue
                       Service (IRS). It's based on the Internal Revenue Code
                       (the tax code) and does not cover any state or local
The tax                tax laws.
consequences of
owning a policy or
receiving proceeds     This is not a complete discussion of all federal income
from it may vary by    tax questions that may arise under the policy. There
jurisdiction and       are special rules that we do not include here that may
according to the       apply in certain situations.
circumstances of
each owner or
beneficiary.           We do not know whether the current treatment of life
                       insurance policies under current federal income tax or
Speak to a             estate or gift tax laws will continue. We also do not
qualified tax          know whether the current interpretations of the laws by
adviser for            the IRS or the courts will remain the same. Future
complete               legislation may adversely change the tax treatment of
information about      life insurance policies, other tax consequences
federal, state and     described in this discussion or tax consequences that
local taxes that       relate directly or indirectly to life insurance
may apply to you.      policies.

                       We do not make any guarantees about the tax status of your policy, and you should not consider the discussion that follows to be tax advice.

                      ---------------------------------------------------------
Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution when the policy matures, or by making a
Death benefits may       withdrawal, surrendering your policy, or in some
be excluded from         instances, taking a loan from your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to address many issues concerning the treatment of substandard risk policies and policies with term insurance on the person insured by the policy. We can make changes to your policy if we believe the changes are needed to ensure that your policy continues to qualify as a life insurance contract.

                       The tax code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

                       The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.


Section 817(h) of      Diversification rules and ownership of the separate
the tax code           account
describes the          Your policy will not qualify for the tax benefit of a
diversification        life insurance contract unless the separate account
rules.                 follows certain rules requiring diversification of
                       investments underlying the policy. In addition, the IRS
For more               requires that the policyholder does not have control
information about      over the underlying assets.
diversification
rules, please see      The Treasury Department has announced that the
Managing the           diversification rules "do not provide guidance
Pacific Select Fund    concerning the circumstances in which it will treat an
in the accompanying    investor, rather than the insurance company, as the
Pacific Select Fund    owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate
                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate.
                       Although the Treasury Department announced it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.


Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same person, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If the person insured by the policy is changed, the exchange will be treated as a taxable exchange.


                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.


There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences
                       . corporate ownership of a policy may affect your
Section 59A of the       exposure to the alternative minimum tax and the
tax code deals with      environmental tax.
the environmental
tax.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                      ---------------------------------------------------------
Conventional life      The tax treatment of your policy will depend upon
insurance policies     whether it is a type of contract known as a modified
                       endowment contract. We describe modified endowment
Under Section 7702A    contracts later in this section. If your policy is not
of the tax code,       a modified endowment contract, it will be treated as a
policies that are      conventional life insurance policy and will have the
not classified as      following tax treatment:
modified endowment
contracts are taxed    Surrendering your policy or policy maturity
as conventional        When you surrender, or cash in, your policy, or your
life insurance         policy matures, you'll generally be taxed on the
policies.              difference, if any, between the cash surrender value
                       and the cost basis in your policy.
The cost basis in
your policy is         Making a withdrawal
generally the          If you make a withdrawal after your policy has been in
premiums you've        force for 15 years, you'll only be taxed on the amount
paid plus any          you withdraw that exceeds the cost basis in the policy.
taxable
distributions less     Special rules apply if you make a withdrawal within the
any withdrawals or     first 15 policy years and it's accompanied by a
premiums previously    reduction in benefits. In this case, there is a special
recovered that were    formula under which you may be taxed on all or a
not taxable.           portion of the withdrawal amount.

                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered, lapses or matures and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies
                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.

                      ---------------------------------------------------------
Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and the
policies known as      surrender or maturity of your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-
deferred basis
until you receive a
cash distribution.

If there is a
material change to
your policy, like a
change in the death
benefit, we may
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

                       For example, if the seven-pay premiums were $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a Pacific Select Exec policy may or may not be a modified endowment contract, depending on the amount of premiums paid during the policy's first seven contract years or after a material change has been made to the policy.

                       Surrendering your policy or policy maturity
                       If you surrender your policy, or your policy matures, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan
                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

                      ---------------------------------------------------------
Policy riders          Accelerated living benefits rider
                       Amounts received under this rider should be generally
Please see the         excluded from taxable income under Section 101(g) of
discussion of          the tax code.
optional riders in
The death benefit.     Benefits under the rider will be taxed, however, if
                       they are paid to someone other than a person insured by
Please consult with    the policy, and the person insured by the policy:
your tax adviser if
you want to            . is a director, officer or employee of the person
exercise your            receiving the benefit, or
rights under this      . has a financial interest in a business of the person
rider.                   receiving the benefit.

                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the end of 1999, we had over $101 billion of individual life insurance in force and total admitted assets of approximately $48.2 billion. We are ranked the 16th largest life insurance carrier in the U.S. in terms of 1999 admitted assets.

                       The Pacific Life family of companies has total assets under management of $315 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are       Pacific Select Distributors, Inc. (PSD) (formerly
distributed            called Pacific Mutual Distributors, Inc.), our
                       subsidiary, is the distributor of our policies. PSD is located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

                       Commissions are based on the target premiums we determine. The commission we pay will vary with the agreement, but the most common schedule of commissions we pay is:

                       . 55% of first target premium paid
                       . 10% of second and third target premiums paid
                       . 4% of premiums paid on the fourth through tenth
                         target premiums
                       . 2% of premiums paid thereafter.

                       There is a 40% bonus on the third target premium paid, which is first payable at the beginning of the third policy year.

                       We may pay broker-dealers an annual renewal commission of up to 0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable starting on the fifth or tenth policy anniversary depending upon the circumstances.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the Fixed account. The rate is reset
and our ability to     annually. The Fixed account is part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The Fixed account is not a security, so it does not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the Fixed account. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the Fixed account.

                       Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
section of the         The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board
                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

ABOUT PACIFIC LIFE

                       We're the legal owner of the assets in the separate account, and pay its operating expenses. The separate account is operated only for our variable life insurance policies. We must keep enough money in the account to pay anticipated obligations under the insurance policies funded by the account, but we can transfer any amount that's more than these anticipated obligations to our general account. Some of the money in the separate account may include charges we collect from the account and any investment results on those charges.

The separate           We cannot charge the assets in the separate account
account is not the     attributable to our reserves and other liabilities
only investor in       under the policies funded by the account with any
the Pacific Select     liabilities from our other business.
Fund. Investment in
the fund by other      Similarly, the income, gains or losses, realized or
separate accounts      unrealized, of the assets of any variable account
for variable           belong to that variable account and are credited to or
annuity contracts      charged against the assets held in that variable
and variable life      account without regard to our other income, gains or
insurance contracts    losses.
could cause
conflicts. For more    Making changes to the separate account
information, please    We can add, change or remove any securities that the
see the Statement      separate account or any variable account holds or buys,
of Additional          as long as we comply with the laws that apply.
Information for the
Pacific Select         We can substitute shares of one Pacific Select Fund
Fund.                  portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law
                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

ABOUT PACIFIC LIFE

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable
                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the
 . Illustrations        SEC.
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert Price & Rhoads.

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Choice, under the Securities Act of
                       1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D. C. They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); Management Board Member of PIMCO Advisors L.P., December 1997 to present;
                       Former Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific
                       Corinthian Life Insurance Company; Director of Newhall Land & Farming; The Irvine
                       Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director and President of Pacific Life; Director and President of Pacific LifeCorp,
  Director and         August 1997 to present; Director and President of Pacific Mutual Holding Company,
  President            August 1997 to present; President (since February 1999) and Former Trustee of
                       Pacific Select Fund; Management Board Member of PIMCO Advisors L.P., December 1997
                       to present; Former Equity Board Member of PIMCO Advisors L.P.; Former Director of
                       Pacific Corinthian Life Insurance Company; Director of Pacific Life & Annuity
                       Company; and similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Senior Vice President and Chief Financial Officer of
  Director, Senior     Pacific Life, June 1996 to present; Vice President and Treasurer of Pacific Life,
  Vice President and   November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Chief Financial      Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
  Officer              Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of: Association of California Life and Health Insurance Companies and Association of
                       Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Lynn C. Miller       Executive Vice President, Individual Insurance, of Pacific Life; Executive Vice
  Executive Vice       President of Pacific Life & Annuity Company, July 1998 to present.
  President

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of other affiliated companies of Pacific
                       Life.

ABOUT PACIFIC LIFE


                      ---------------------------------------------------------
Financial              The next several pages contain the statement of net
statements             assets of the Pacific Select Exec Separate Account as
                       of December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended.

                       These are followed by the consolidated financial statements for Pacific Life as of December 31, 1999 and 1998 and for each of the three years ended December 31, 1999, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.

                      ---------------------------------------------------------
Experts The consolidated financial statements of Pacific Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the statement of net assets of Pacific Select Exec Separate Account as of December 31, 1999 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

   We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (comprised of the Aggressive Equity, Emerging Markets, Growth, Bond and Income, Equity, Multi-Strategy, Equity Income, Growth LT, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 1999 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31,
1999). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT, and Large-Cap Value Variable Accounts, for the periods from commencement of operations through December 31, 1999), in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 10, 2000

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-   Equity   Growth  Mid-Cap   Equity  Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy  Income     LT     Value    Index     Index
                    Variable  Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                    Account   Account  Account  Account  Account  Account  Account  Account  Account  Account   Account
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive
 Equity Portfolio
 (2,270 shares;
 cost $28,345)...   $33,035
 Emerging Markets
 Portfolio
 (1,900 shares;
 cost $14,846)...             $19,910
 Growth Portfolio
 (9,705 shares;
 cost $225,194)..                      $289,069
 Bond and Income
 Portfolio
 (630 shares;
 cost $7,935)....                                $6,997
 Equity Portfolio
 (1,589 shares;
 cost $48,734)...                                        $59,599
 Multi-Strategy
 Portfolio
 (8,946 shares;
 cost $134,934)..                                                 $151,897
 Equity Income
 Portfolio
 (8,125 shares;
 cost $186,348)..                                                          $225,466
 Growth LT
 Portfolio
 (11,253 shares;
 cost $266,532)..                                                                   $536,446
 Mid-Cap Value
 Portfolio
 (496 shares;
 cost $5,142)....                                                                             $5,208
 Equity Index
 Portfolio
 (11,315 shares;
 cost $298,365)..                                                                                     $434,565
 Small-Cap Index
 Portfolio
 (547 shares;
 cost $5,759)....                                                                                               $6,426
Receivables:
 Due from Pacific
 Life Insurance
 Company.........                  45        27               53         5       19      131       4                 1
 Fund shares
 redeemed........        26                                                                                 88
                   -----------------------------------------------------------------------------------------------------
Total Assets.....    33,061    19,955   289,096   6,997   59,652   151,902  225,485  536,577   5,212   434,653   6,427
                   -----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........        26                                                                                 88
 Fund shares
 purchased.......                  45        27               53         5       19      131       4                 1
                   -----------------------------------------------------------------------------------------------------
Total
Liabilities......        26        45        27               53         5       19      131       4        88       1
                   -----------------------------------------------------------------------------------------------------
NET ASSETS.......   $33,035   $19,910  $289,069  $6,997  $59,599  $151,897 $225,466 $536,446  $5,208  $434,565  $6,426
                   -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1999
(In thousands)

                                      Govern-                       High
                             Inter-     ment    Managed   Money    Yield   Large-Cap
                     REIT   national Securities   Bond    Market    Bond     Value   Variable Variable Variable Variable
                   Variable Variable  Variable  Variable Variable Variable Variable  Account  Account  Account  Account
                   Account  Account   Account   Account  Account  Account   Account     I        II      III       IV
                   -----------------------------------------------------------------------------------------------------
ASSETS
Investments:
 REIT Portfolio
 (276 shares;
 cost $2,783)....   $2,643
 International
 Portfolio
 (11,651 shares;
 cost $188,119)..           $215,349
 Government
 Securities
 Portfolio
 (2,200 shares;
 cost $23,386)...                     $22,218
 Managed Bond
 Portfolio
 (11,058 shares;
 cost $120,723)..                               $114,197
 Money Market
 Portfolio
 (13,001 shares;
 cost $131,293)..                                        $131,046
 High Yield Bond
 Portfolio
 (5,450 shares;
 cost $50,328)...                                                 $48,032
 Large-Cap Value
 Portfolio
 (485 shares;
 cost $5,320)....                                                           $5,378
 Brandes
 International
 Equity Portfolio
 (640 shares;
 cost $8,485)....                                                                     $9,927
 Turner Core
 Growth Portfolio
 (943 shares;
 cost $19,237)...                                                                             $21,622
 Frontier Capital
 Appreciation
 Portfolio
 (401 shares;
 cost $6,298)....                                                                                       $8,463
 Enhanced U.S.
 Equity Portfolio
 (286 shares;
 cost $5,315)....                                                                                                $6,005
Receivables:
 Due from Pacific
 Life Insurance
 Company.........        4        74        3                                    2                                    7
 Fund shares
 redeemed........                                      3      209      11
                   -----------------------------------------------------------------------------------------------------
Total Assets.....    2,647   215,423   22,221    114,200  131,255  48,043    5,380     9,927   21,622    8,463    6,012
                   -----------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company.........                                      3      209      11
 Fund shares
 purchased.......        4        74        3                                    2                                    7
                   -----------------------------------------------------------------------------------------------------
Total
Liabilities......        4        74        3          3      209      11        2                                    7
                   -----------------------------------------------------------------------------------------------------
NET ASSETS.......   $2,643  $215,349  $22,218   $114,197 $131,046 $48,032   $5,378    $9,927  $21,622   $8,463   $6,005
                   -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                   Aggressive Emerging          Bond and           Multi-    Equity    Growth    Mid-Cap    Equity   Small-Cap
                     Equity   Markets   Growth   Income   Equity  Strategy   Income      LT       Value     Index      Index
                    Variable  Variable Variable Variable Variable Variable  Variable  Variable  Variable   Variable  Variable
                    Account   Account  Account  Account  Account  Account   Account   Account  Account (1) Account  Account (1)
                   ------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......    $2,297       $60  $24,357     $647   $2,430  $12,175   $18,449    $24,658     $10      $5,600      $95
                   ------------------------------------------------------------------------------------------------------------
Net Investment
Income...........     2,297        60   24,357      647    2,430   12,175    18,449     24,658      10       5,600       95
                   ------------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....       835      (293)  17,437     (147)   1,715    1,903     8,208     25,696     (70)     16,677       37
 Net unrealized
 appreciation
 (depreciation)
 on investments..     3,261     6,681   51,373     (970)   8,860   (4,391)   (1,356)   195,153      66      45,834      667
                   ------------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     4,096     6,388   68,810   (1,117)  10,575   (2,488)    6,852    220,849      (4)     62,511      704
                   ------------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......    $6,393    $6,448  $93,167    ($470) $13,005   $9,687   $25,301   $245,507      $6     $68,111     $799
                   ------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                         Govern-                        High
                                Inter-     ment    Managed    Money    Yield    Large-Cap
                      REIT     national Securities   Bond     Market    Bond      Value    Variable Variable Variable Variable
                    Variable   Variable  Variable  Variable  Variable Variable  Variable   Account  Account  Account  Account
                   Account (1) Account   Account   Account   Account  Account  Account (1)    I        II      III       IV
                   -----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.......      $82      $7,401    $1,278    $8,539    $4,600   $3,845      $20        $312   $1,181     $243     $474
                   -----------------------------------------------------------------------------------------------------------
Net Investment
Income...........       82       7,401     1,278     8,539     4,600    3,845       20         312    1,181      243      474
                   -----------------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions....      (15)      8,072         9       353       259   (1,968)      29         254      277      224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..     (140)     23,374    (1,640)  (10,865)     (137)    (533)      58       1,374    1,904    1,903      141
                   -----------------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments......     (155)     31,446    (1,631)  (10,512)      122   (2,501)      87       1,628    2,181    2,127      787
                   -----------------------------------------------------------------------------------------------------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......     ($73)    $38,847     ($353)  ($1,973)   $4,722   $1,344     $107      $1,940   $3,362   $2,370   $1,261
                   -----------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                       Aggressive Emerging            Bond and            Multi-
                                                         Equity   Markets    Growth    Income   Equity   Strategy
                                                        Variable  Variable  Variable  Variable Variable  Variable
                                                        Account   Account   Account   Account  Account   Account
                                                       -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income...............................    $2,297       $60    $24,357     $647   $2,430    $12,175
 Net realized gain (loss) from security transactions.       835      (293)    17,437     (147)   1,715      1,903
 Net unrealized appreciation (depreciation) on
  investments........................................     3,261     6,681     51,373     (970)   8,860     (4,391)
                                                       -----------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations.....................................     6,393     6,448     93,167     (470)  13,005      9,687
                                                       -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums............................     6,178     3,315     31,800    1,814    7,890     13,459
 Transfers--policy charges and deductions............    (1,517)     (908)   (11,435)    (439)  (2,031)    (6,081)
 Transfers in (from other variable accounts).........    29,901    25,855    227,823    6,748   59,920     23,609
 Transfers out (to other variable accounts)..........   (25,109)  (24,440)  (239,257)  (5,539) (36,551)   (18,440)
 Transfers--other....................................      (577)     (432)   (12,699)    (399)    (700)    (4,335)
                                                       -----------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions............................     8,876     3,390     (3,768)   2,185   28,528      8,212
                                                       -----------------------------------------------------------
NET INCREASE IN NET ASSETS...........................    15,269     9,838     89,399    1,715   41,533     17,899
                                                       -----------------------------------------------------------
NET ASSETS
Beginning of Year....................................    17,766    10,072    199,670    5,282   18,066    133,998
                                                       -----------------------------------------------------------
End of Year..........................................   $33,035   $19,910   $289,069   $6,997  $59,599   $151,897
                                                       -----------------------------------------------------------
                                                         Equity    Growth     Mid-Cap    Equity   Small-Cap
                                                         Income      LT        Value     Index      Index
                                                        Variable  Variable   Variable   Variable  Variable
                                                        Account   Account   Account (1) Account  Account (1)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income...............................    $18,449   $24,658       $10      $5,600      $95
 Net realized gain (loss) from security transactions.      8,208    25,696       (70)     16,677       37
 Net unrealized appreciation (depreciation) on
  investments........................................     (1,356)  195,153        66      45,834      667
                                                       -----------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations.....................................     25,301   245,507         6      68,111      799
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM POLICY TRANSACTIONS
 Transfer of net premiums............................     27,427    46,518     1,020      69,793    1,576
 Transfers--policy charges and deductions............    (10,117)  (16,923)     (151)    (19,242)    (168)
 Transfers in (from other variable accounts).........     71,635   186,813     7,393     156,344   17,438
 Transfers out (to other variable accounts)..........    (63,749) (134,957)   (2,988)   (122,161) (13,186)
 Transfers--other....................................    (12,898)  (17,789)      (72)    (21,467)     (33)
                                                       -----------------------------------------------------
Net Increase (Decrease) in Net Assets Derived
 from Policy Transactions............................     12,298    63,662     5,202      63,267    5,627
                                                       -----------------------------------------------------
NET INCREASE IN NET ASSETS...........................     37,599   309,169     5,208     131,378    6,426
                                                       -----------------------------------------------------
NET ASSETS
Beginning of Year....................................    187,867   227,277               303,187
                                                       -----------------------------------------------------
End of Year..........................................   $225,466  $536,446    $5,208    $434,565   $6,426
                                                       -----------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                          Govern-                         High
                                Inter-      ment    Managed    Money     Yield     Large-Cap
                      REIT     national  Securities   Bond     Market     Bond       Value    Variable Variable  Variable Variable
                    Variable   Variable   Variable  Variable  Variable  Variable   Variable   Account  Account   Account  Account
                   Account (1) Account    Account   Account   Account   Account   Account (1)    I        II       III       IV
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income..........       $82      $7,401    $1,278     $8,539    $4,600   $3,845        $20       $312   $1,181      $243     $474
 Net realized
 gain (loss) from
 security
 transactions....       (15)      8,072         9        353       259   (1,968)        29        254      277       224      646
 Net unrealized
 appreciation
 (depreciation)
 on investments..      (140)     23,374    (1,640)   (10,865)     (137)    (533)        58      1,374    1,904     1,903      141
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations..       (73)     38,847      (353)    (1,973)    4,722    1,344        107      1,940    3,362     2,370    1,261
                   ---------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums........       327      29,734     3,788     15,623   255,115    9,673        915      1,409    1,432     1,411      885
 Transfers--
 policy charges
 and deductions..       (65)     (8,874)   (1,057)    (4,945)   (9,879)  (2,496)      (177)      (234)    (290)     (327)    (259)
 Transfers in
 (from other
 variable
 accounts).......     3,247     121,103    12,668     65,597   466,728   44,998      6,201      5,989   17,199     3,714    8,944
 Transfers out
 (to other
 variable
 accounts).......      (771)   (114,670)   (7,771)   (59,239) (643,243) (46,917)    (1,608)      (632)  (2,837)   (2,450)  (9,539)
 Transfers--
 other...........       (22)     (7,931)   (2,206)    (2,730)  (11,504)  (1,940)       (60)       (67)    (192)     (707)    (273)
                   ---------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions.....     2,716      19,362     5,422     14,306    57,217    3,318      5,271      6,465   15,312     1,641     (242)
                   ---------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS.......     2,643      58,209     5,069     12,333    61,939    4,662      5,378      8,405   18,674     4,011    1,019
                   ---------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of
Year.............               157,140    17,149    101,864    69,107   43,370                 1,522    2,948     4,452    4,986
                   ---------------------------------------------------------------------------------------------------------------
End of Year......    $2,643    $215,349   $22,218   $114,197  $131,046  $48,032     $5,378     $9,927  $21,622    $8,463   $6,005
                   ---------------------------------------------------------------------------------------------------------------

(1) Operations commenced during 1999 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                          Aggressive Emerging            Bond and            Multi-    Equity    Growth    Equity
                            Equity   Markets    Growth    Income   Equity   Strategy   Income      LT      Index
                           Variable  Variable  Variable  Variable Variable  Variable  Variable  Variable  Variable
                           Account   Account   Account   Account  Account   Account   Account   Account   Account
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..        $5      $117    $20,232     $147     $507    $12,030   $18,901    $6,250    $4,853
 Net realized gain
 (loss) from security
 transactions...........       653    (1,951)    10,581       19      369      3,108     5,470     5,163    11,629
 Net unrealized
 appreciation
 (depreciation) on
 investments............     1,132      (935)   (23,983)      13    1,989      5,144     9,750    63,381    43,404
                          ----------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     1,790    (2,769)     6,830      179    2,865     20,282    34,121    74,794    59,886
                          ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............     4,086     3,183     31,972    1,056    2,976     14,554    24,939    29,295    44,705
 Transfers--policy
 charges and
 deductions.............      (969)     (663)   (10,609)    (197)    (633)    (5,260)   (7,949)   (9,146)  (12,955)
 Transfers in (from
 other variable
 accounts)..............    20,958    27,300     89,840    6,550   17,627     13,875    46,109    82,877   108,028
 Transfers out (to other
 variable accounts).....   (16,962)  (25,040)   (87,886)  (2,820)  (8,527)   (17,159)  (35,074)  (53,981)  (73,002)
 Transfers--other.......      (610)     (355)   (10,466)    (171)    (432)    (5,646)   (5,765)   (7,000)  (10,763)
                          ----------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............     6,503     4,425     12,851    4,418   11,011        364    22,260    42,045    56,013
                          ----------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................     8,293     1,656     19,681    4,597   13,876     20,646    56,381   116,839   115,899
                          ----------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......     9,473     8,416    179,989      685    4,190    113,352   131,486   110,438   187,288
                          ----------------------------------------------------------------------------------------
End of Year.............   $17,766   $10,072   $199,670   $5,282  $18,066   $133,998  $187,867  $227,277  $303,187
                          ----------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                                     Govern-                         High
                           Inter-      ment    Managed    Money     Yield
                          national  Securities   Bond     Market     Bond    Variable Variable Variable Variable
                          Variable   Variable  Variable  Variable  Variable  Account  Account  Account  Account
                          Account    Account   Account   Account   Account      I        II      III       IV
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..   $11,985      $881     $5,533    $3,392   $3,403       $87      $52      $21     $154
 Net realized gain
 (loss) from security
 transactions...........     5,435       164        663        (3)     (87)        8       96      (64)     183
 Net unrealized
 appreciation
 (depreciation) on
 investments............   (10,085)       59      1,408        14   (2,165)       72      460       44      366
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Resulting from
Operations..............     7,335     1,104      7,604     3,403    1,151       167      608        1      703
                          --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    28,077     2,186     13,456   164,872    7,612       238      408    1,305    1,358
 Transfers--policy
 charges and
 deductions.............    (8,359)     (699)    (3,939)   (6,168)  (2,255)      (62)     (93)    (245)    (156)
 Transfers in (from
 other variable
 accounts)..............    71,891    10,097     52,698   268,634   34,691       749    2,159    1,700    1,697
 Transfers out (to other
 variable accounts).....   (64,225)   (5,218)   (36,135) (399,943) (29,075)      (97)    (880)  (1,374)    (481)
 Transfers--other.......    (6,520)     (742)    (4,332)  (13,775)  (2,461)      (12)     (37)     (44)     111
                          --------------------------------------------------------------------------------------
Net Increase in Net
Assets Derived
from Policy
Transactions............    20,864     5,624     21,748    13,620    8,512       816    1,557    1,342    2,529
                          --------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS..................    28,199     6,728     29,352    17,023    9,663       983    2,165    1,343    3,232
                          --------------------------------------------------------------------------------------
NET ASSETS
Beginning of Year.......   128,941    10,421     72,512    52,084   33,707       539      783    3,109    1,754
                          --------------------------------------------------------------------------------------
End of Year.............  $157,140   $17,149   $101,864   $69,107  $43,370    $1,522   $2,948   $4,452   $4,986
                          --------------------------------------------------------------------------------------

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of twenty-two subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Growth Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, the Large-Cap Value Variable Account, and the Variable Accounts I through IV. The assets in each of the first eighteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts (Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation and Enhanced U.S. Equity) are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission four new Variable Accounts: the Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, and the Large-Cap Value Variable Account. The Mid-Cap Value Variable Account, the Small-Cap Index Variable Account, and the Large-Cap Value Variable Account commenced operations on January 8, 1999, and the REIT Variable Account commenced operations on January 19, 1999.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 1999, the Funds declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
66

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). Total cost and market value of the Separate Account's investments in the Funds as of December 31, 1999 were as follows (amounts in thousands):

                                                          Variable Accounts
                            -------------------------------------------------------------------------------
                            Aggressive Emerging            Bond and             Multi-    Equity    Growth
                              Equity    Markets   Growth    Income    Equity   Strategy   Income      LT
                            -------------------------------------------------------------------------------
Total cost of investments
 at beginning of year        $16,338    $11,689  $187,167   $5,250    $16,061  $112,643  $147,393  $152,516
Add:  Total net proceeds
      from policy
      transactions            19,528     12,400   103,914    4,132     40,979    16,057    33,867   110,353
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income                             60       468      388         42     3,612     1,810
      (b) Net realized gain    2,297               23,889      259      2,388     8,563    16,639    24,658
                            -------------------------------------------------------------------------------
           Sub-Total          38,163     24,149   315,438   10,029     59,470   140,875   199,709   287,527
Less: Cost of investments
      disposed during the
      year                     9,818      9,303    90,244    2,094     10,736     5,941    13,361    20,995
                            -------------------------------------------------------------------------------
Total cost of investments
 at end of year               28,345     14,846   225,194    7,935     48,734   134,934   186,348   266,532
Add:  Unrealized
      appreciation
      (depreciation)           4,690      5,064    63,875     (938)    10,865    16,963    39,118   269,914
                            -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                        $33,035    $19,910  $289,069   $6,997    $59,599  $151,897  $225,466  $536,446
                            -------------------------------------------------------------------------------

                                                                               Govern-
                             Mid-Cap    Equity   Small-Cap            Inter-     ment    Managed    Money
                            Value (1)    Index   Index (1) REIT (1)  national Securities   Bond     Market
                            -------------------------------------------------------------------------------
Total cost of investments
 at beginning of year                  $212,820                      $153,283   $16,677   $97,525   $69,218
Add:  Total net proceeds
      from policy
      transactions            $6,149     94,678    $6,917   $2,925     63,456     9,456    32,380   302,607
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income                  10      4,038        27       76      1,200     1,012     5,982     4,600
      (b) Net realized gain               1,562        68        6      6,201       266     2,557
                            -------------------------------------------------------------------------------
           Sub-Total           6,159    313,098     7,012    3,007    224,140    27,411   138,444   376,425
Less: Cost of investments
      disposed during the
      year                     1,017     14,733     1,253      224     36,021     4,025    17,721   245,132
                            -------------------------------------------------------------------------------
Total cost of investments
 at end of year                5,142    298,365     5,759    2,783    188,119    23,386   120,723   131,293
Add:  Unrealized
      appreciation
      (depreciation)              66    136,200       667     (140)    27,230    (1,168)   (6,526)     (247)
                            -------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                         $5,208   $434,565    $6,426   $2,643   $215,349   $22,218  $114,197  $131,046
                            -------------------------------------------------------------------------------

                            High Yield Large-Cap
                               Bond    Value (1)     I        II       III        IV
                            -----------------------------------------------------------
Total cost of investments
 at beginning of year        $45,134               $1,454   $2,467     $4,191    $4,437
Add:  Total net proceeds
      from policy
      transactions            25,603     $5,805     7,684   16,504      3,055     2,983
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income               3,845         20        56       20                    7
      (b) Net realized gain                           256    1,161        243       467
                            -----------------------------------------------------------
           Sub-Total          74,582      5,825     9,450   20,152      7,489     7,894
Less: Cost of investments
      disposed during the
      year                    24,254        505       965      915      1,191     2,579
                            -----------------------------------------------------------
Total cost of investments
 at end of year               50,328      5,320     8,485   19,237      6,298     5,315
Add:  Unrealized
      appreciation
      (depreciation)          (2,296)        58     1,442    2,385      2,165       690
                            -----------------------------------------------------------
Total market value of
 investments at end of
 year                        $48,032     $5,378    $9,927  $21,622     $8,463    $6,005
                            -----------------------------------------------------------

____________
(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 1999 and the selected accumulation unit information as of December 31, 1999 were as follows:

                                                            Variable Accounts
                          ---------------------------------------------------------------------------------------------
                          Aggressive   Emerging               Bond and                Multi-      Equity      Growth
                            Equity     Markets      Growth     Income     Equity     Strategy     Income        LT
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,392,776   1,425,050   5,054,100   407,552   1,208,588  3,899,102    4,153,101    7,088,988
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                446,295     391,154     731,566   146,464     466,028    378,029      566,767    1,090,385
 (b) Transfers--policy
     charges and
     deductions             (109,665)   (106,579)   (260,557)  (35,534)   (119,693)  (170,710)    (209,156)    (396,786)
 (c) Transfers in (from
     other variable
     accounts)             2,146,964   3,074,166   4,963,234   535,185   3,543,441    572,679    1,295,559    4,047,924
 (d) Transfers out (to
     other variable
     accounts)            (1,801,331) (2,898,051) (5,249,564) (439,413) (2,178,697)  (445,339)  (1,169,106)  (2,989,259)
 (e) Transfers--other        (41,457)    (51,197)   (278,610)  (31,698)    (41,773)  (104,711)    (236,551)    (394,019)
                          ---------------------------------------------------------------------------------------------
            Sub-Total        640,806     409,493     (93,931)  175,004   1,669,306    229,948      247,513    1,358,245
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at end of year            2,033,582   1,834,543   4,960,169   582,556   2,877,894  4,129,050    4,400,614    8,447,233
                          ---------------------------------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year         $12.76       $7.07      $39.51    $12.96      $14.95     $34.37       $45.24       $32.06
 At end of year               $16.24      $10.85      $58.28    $12.01      $20.71     $36.79       $51.24       $63.51

                                                                                     Govern-
                           Mid-Cap      Equity    Small-Cap               Inter-       ment      Managed       Money
                          Value (1)     Index     Index (1)   REIT (1)   national   Securities     Bond       Market
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                  7,178,724                         7,183,483    722,500    4,098,497    4,086,161
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                101,351   1,525,978     154,672    32,153   1,297,474    162,177      639,829   14,668,834
 (b) Transfers--policy
     charges and
     deductions              (15,187)   (421,266)    (16,372)   (6,499)   (385,569)   (45,293)    (202,469)    (568,862)
 (c) Transfers in (from
     other variable
     accounts)               733,125   3,170,097   1,703,414   317,169   5,106,667    511,147    2,606,449   26,594,956
 (d) Transfers out (to
     other variable
     accounts)              (308,361) (2,484,612) (1,291,374)  (76,125) (4,851,038)  (308,321)  (2,349,734) (36,739,991)
 (e) Transfers--other         (7,378)   (436,615)     (3,136)   (2,097)   (335,483)   (87,525)    (108,284)    (657,157)
                          ---------------------------------------------------------------------------------------------
            Sub-Total        503,550   1,353,582     547,204   264,601     832,051    232,185      585,791    3,297,780
                          ---------------------------------------------------------------------------------------------
Total units outstanding
 at end of year              503,550   8,532,306     547,204   264,601   8,015,534    954,685    4,684,288    7,383,941
                          ---------------------------------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year         $10.00      $42.23      $10.00    $10.00      $21.88     $23.74       $24.85       $16.91
 At end of year               $10.34      $50.93      $11.74     $9.99      $26.87     $23.27       $24.38       $17.75

                          High Yield  Large-Cap
                             Bond     Value (1)       I          II        III          IV
                          -------------------------------------------------------------------
Total units outstanding
 at beginning of year      1,598,243                 127,998   167,752     342,807    304,588
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                351,193      86,694      95,802    72,580      94,055     49,583
 (b) Transfers--policy
     charges and
     deductions              (90,794)    (16,717)    (16,143)  (14,391)    (22,248)   (14,533)
 (c) Transfers in (from
     other variable
     accounts)             1,565,039     580,019     404,864   806,745     246,076    500,082
 (d) Transfers out (to
     other variable
     accounts)            (1,635,967)   (150,215)    (43,231) (144,796)   (161,952)  (533,493)
 (e) Transfers--other        (67,640)     (5,540)     (4,604)   (9,779)    (46,779)   (15,217)
                          -------------------------------------------------------------------
            Sub-Total        121,831     494,241     436,688   710,359     109,152    (13,578)
                          -------------------------------------------------------------------
Total units outstanding
 at end of year            1,720,074     494,241     564,686   878,111     451,959    291,010
                          -------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year         $27.14      $10.00      $11.89    $17.57      $12.99     $16.37
 At end of year               $27.92      $10.88      $17.58    $24.62      $18.72     $20.64

____________
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 1999 (See Note 1 to Financial Statements).

   INDEPENDENT AUDITORS' REPORT

   Pacific Life Insurance Company and Subsidiaries:

   We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the "Company") as of December 31, 1999 and 1998, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

   DELOITTE & TOUCHE LLP

   Costa Mesa, California
   February 22, 2000

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                              December 31,
                                                             1999       1998
-------------------------------------------------------------------------------
                                                              (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $14,814.0  $13,804.7
    Equity securities                                          295.2      547.5
  Trading securities at estimated fair value                    99.9       97.0
  Mortgage loans                                             2,920.2    2,788.7
  Real estate                                                  236.0      172.7
  Policy loans                                               4,258.5    4,003.2
  Other investments                                            882.7      951.7
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                                           23,506.5   22,365.5
Cash and cash equivalents                                      439.4      154.1
Deferred policy acquisition costs                            1,446.1      899.8
Accrued investment income                                      287.2      259.3
Other assets                                                   830.7      361.2
Separate account assets                                     23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL ASSETS                                               $50,123.0  $39,883.9
-------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products              $19,045.5  $17,973.0
  Future policy benefits                                     4,386.0    2,480.5
  Short-term and long-term debt                                224.4      445.1
  Other liabilities                                            939.2      813.3
  Separate account liabilities                              23,613.1   15,844.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                           48,208.2   37,555.9
-------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30.0       30.0
  Paid-in capital                                              139.9      126.2
  Unearned ESOP shares                                         (11.6)
  Retained earnings                                          2,034.5    1,663.5
  Accumulated other comprehensive income (loss) -
   Unrealized gain (loss) on securities available for
   sale, net                                                  (278.0)     508.3
-------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   1,914.8    2,328.0
-------------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $50,123.0  $39,883.9
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                      Years Ended December 31,
                                                       1999     1998     1997
-------------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                                $  653.8 $  525.3 $  431.2
Insurance premiums                                      483.9    537.1    526.4
Net investment income                                 1,473.3  1,413.6  1,325.4
Net realized investment gains                           101.5     39.4     85.4
Commission revenue                                      234.3    220.1    146.6
Other income                                            144.7    112.5     97.9
-------------------------------------------------------------------------------
TOTAL REVENUES                                        3,091.5  2,848.0  2,612.9
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                          904.4    880.8    797.8
Policy benefits paid or provided                        734.4    757.0    712.6
Commission expenses                                     484.6    387.2    305.1
Operating expenses                                      453.4    468.0    507.9
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                           2,576.8  2,493.0  2,323.4
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                514.7    355.0    289.5
Provision for income taxes                              143.7    113.5    113.5
-------------------------------------------------------------------------------

NET INCOME                                           $  371.0 $  241.5 $  176.0
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                   Accumulated
                         Common Stock          Unearned               Other
                         ------------- Paid-in   ESOP   Retained  Comprehensive
                         Shares Amount Capital  Shares  Earnings  Income (Loss)  Total
-----------------------------------------------------------------------------------------
                                             (In Millions)

BALANCES,
 JANUARY 1, 1997                                        $1,318.0     $ 379.2    $1,697.2
Comprehensive income:
  Net income                                               176.0                   176.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 196.0       196.0
                                                                                --------
Total comprehensive
 income                                                                            372.0
Issuance of partnership
 units by affiliate                    $ 85.1                                       85.1
Initial member
 capitalization of
 Pacific Mutual Holding
 Company                                                    (2.0)                   (2.0)
Issuance of common
 stock                    0.6   $30.0    35.0              (65.0)
Dividend paid to
 Pacific LifeCorp                                           (5.0)                   (5.0)
-----------------------------------------------------------------------------------------

BALANCES,
 DECEMBER 31, 1997        0.6    30.0   120.1            1,422.0       575.2     2,147.3
Comprehensive income:
  Net income                                               241.5                   241.5
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                 (66.9)      (66.9)
                                                                                --------
Total comprehensive
 income                                                                            174.6
Issuance of partnership
 units by affiliate                       6.1                                        6.1
-----------------------------------------------------------------------------------------
BALANCES,
 DECEMBER 31, 1998        0.6    30.0   126.2            1,663.5       508.3     2,328.0
Comprehensive loss:
  Net income                                               371.0                   371.0
  Change in unrealized
   gain on securities
   available for sale,
   net                                                                (786.3)     (786.3)
                                                                                --------
Total comprehensive
 loss                                                                             (415.3)
Issuance of partnership
 units by affiliate                      10.6                                       10.6
Capital contribution                      3.1                                        3.1
Purchase of ESOP note                           $(13.1)                            (13.1)
Allocation of unearned
 ESOP shares                                       1.5                               1.5
-----------------------------------------------------------------------------------------


BALANCES,
 DECEMBER 31, 1999        0.6   $30.0  $139.9   $(11.6) $2,034.5     $(278.0)   $1,914.8
-----------------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                Years Ended December 31,
                                                1999       1998       1997
------------------------------------------------------------------------------
                                                      (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                    $   371.0  $   241.5  $   176.0
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Amortization on fixed maturity securities       (77.8)     (39.4)     (26.6)
  Depreciation and other amortization              20.5       26.0       38.3
  Earnings of equity method investees             (92.9)     (99.0)     (78.1)
  Deferred income taxes                            (8.5)     (20.6)     (14.4)
  Net realized investment gains                  (101.5)     (39.4)     (85.4)
  Net change in deferred policy acquisition
   costs                                         (546.3)    (171.9)    (196.4)
  Interest credited to universal life and in-
   vestment-type products                         904.4      880.8      797.8
  Change in trading securities                     (2.9)     (14.3)     (18.3)
  Change in accrued investment income             (27.9)       3.1      (59.9)
  Change in future policy benefits                 58.1       (9.7)     (16.3)
  Change in other assets and liabilities          207.1      102.2      574.9
------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES         703.3      859.3    1,091.6
------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                    (4,173.4)  (4,330.5)  (6,272.3)
  Sales                                         2,333.8    2,209.3    2,224.1
  Maturities and repayments                     1,400.3    2,221.8    2,394.6
Repayments of mortgage loans                      681.0      334.9      179.3
Proceeds from sales of mortgage loans and
 real estate                                       24.4       43.3      104.4
Purchases of mortgage loans and real estate      (886.3)  (1,246.3)    (643.7)
Distributions from partnerships                   138.2      119.5       91.6
Change in policy loans                           (255.3)    (129.7)    (301.4)
Cash received from acquisitions of insurance
 blocks of business                               164.9               1,215.9
Other investing activity, net                     255.6     (466.6)     (70.8)
------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES            (316.8)  (1,244.3)  (1,078.3)
------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                            Years Ended December 31,
(Continued)                                 1999       1998       1997
-------------------------------------------------------------------------------
                                                  (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                $ 4,453.4  $ 4,007.0  $ 2,679.8
  Withdrawals                              (4,322.3)  (3,770.7)  (2,667.3)
Net change in short-term and long-term
 debt                                        (220.7)     191.5      (16.5)
Purchase of ESOP note                         (13.1)
Allocation of unearned ESOP shares              1.5
Initial capitalization of Pacific Mutual
 Holding Company                                                     (2.0)
Dividend paid to Pacific LifeCorp                                    (5.0)
-------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                  (101.2)     427.8      (11.0)
-------------------------------------------------------------------------------

Net change in cash and cash equivalents       285.3       42.8        2.3
Cash and cash equivalents, beginning of
 year                                         154.1      111.3      109.0
-------------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR    $   439.4  $   154.1  $   111.3
-------------------------------------------------------------------------------

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES
In connection with the acquisitions of an annuity and an insurance block of business in 1999 and 1997, respectively, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities            $ 1,592.7
     Cash and cash equivalents                164.9             $ 1,215.9
     Policy loans                                                   440.3
     Other assets                             100.4                  43.4
                                          ---------             ---------
        Total assets assumed              $ 1,858.0             $ 1,699.6
                                          ---------             ---------

     Policyholder account values                                $ 1,693.8
     Annuity reserves                     $ 1,847.4
     Other liabilities                         10.6                   5.8
                                          ---------             ---------
        Total liabilities assumed         $ 1,858.0             $ 1,699.6
                                          ---------             ---------

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULE OF NON CASH FINANCING ACTIVITIES
As a result of the Conversion in 1997, as discussed in Note 1, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

-------------------------------------------------------------------------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid                         $    83.0  $   127.9  $   153.0
Interest paid                             $    23.3  $    24.0  $    26.1
-------------------------------------------------------------------------------

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company ("Pacific Life") was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company ("PMHC"), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the "Conversion"). As a result of the Conversion, $65 million of retained earnings was allocated for the issuance of 600,000 shares of common stock with a par value totaling $30 million and $35 million to paid-in capital.

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the "Company") have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 1999, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use." SOP 98-1 requires that certain costs incurred in developing internal use computer software be capitalized. Adoption of this accounting standard did not have a material impact on the Company's consolidated financial statements.

   In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133, as amended by SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities-- Deferral of the Effective Date of FASB Statement No. 133," is effective for fiscal years beginning after June 15, 2000. SFAS No. 133 requires, among other things, that all derivatives be recognized in the consolidated statements of financial condition as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. The Company is required to adopt SFAS No. 133 as of January 1, 2001. The Company is in the process of quantifying the impact of SFAS No. 133 on its consolidated financial statements.

   During 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The Company currently plans to adopt

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   SOP 98-7 on January 1, 2000. Adoption of this accounting standard is not expected to have a material impact on the Company's consolidated financial statements.

   INVESTMENTS

   Available for sale fixed maturity and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, included as a separate component of equity on the accompanying consolidated statements of financial condition. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. Trading securities are reported at estimated fair value with unrealized gains and losses included in net realized investment gains on the accompanying consolidated statements of operations.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income on the accompanying consolidated statements of operations.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gains on the accompanying consolidated statements of operations.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are reflected in a separate component of equity on the accompanying consolidated statements of financial condition, similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or liabilities. Unrealized gains and losses of other derivatives are included in net realized investment gains on the accompanying consolidated statements of operations.

   Mortgage loans, net of valuation allowances, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments on the accompanying consolidated statements of financial condition.

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC ("PAM"), has an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. ("PIMCO Advisors") as of December 31, 1999 and 1998. In December 1997, PIMCO Advisors completed a transaction in which it acquired the assets of Oppenheimer Capital, L.P., including its interest in Oppenheimer Capital, by issuing approximately 33 million PIMCO Advisors General and Limited Partner units. In connection with this transaction, the Company increased its investment in PIMCO Advisors to reflect the excess of the Company's pro rata share of PIMCO Advisors partners' capital subsequent to this transaction over the carrying value of the Company's investment in PIMCO Advisors. The net result of this transaction was to directly increase stockholder's equity by $85.1 million. During 1999 and 1998, the Company increased its investment in PIMCO Advisors to reflect its pro rata share of the increase to PIMCO Advisors partners' capital due to the issuance of additional partnership units. For the years ended December 31, 1999 and 1998, there was a direct increase to the Company's stockholder's equity of $10.6 million and $6.1 million, respectively. During 1998, the Company also acquired the beneficial ownership of additional partnership units. Deferred taxes resulting from these transactions have been included in the accompanying consolidated financial statements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   On October 31, 1999, PAM entered into an Implementation and Merger Agreement with Allianz of America, Inc. ("Allianz") and a number of other parties in which Allianz will purchase 70% of the outstanding partnership units of PIMCO Advisors. PAM is exchanging its interest in PIMCO Advisors for a beneficial economic interest in a new class of PIMCO Advisors partnership units with a cash distribution comprised of a fixed and variable return. This transaction is anticipated to close during the first half of 2000, subject to certain closing conditions and approvals.

   In connection with this transaction, PAM has entered into a Continuing Investment Agreement with Allianz with respect to its investment in PIMCO Advisors. The investment in PIMCO Advisors held by PAM will be subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the investment in PIMCO Advisors held by PAM. The put option price would be the distributions per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its investment in PIMCO Advisors to Allianz. The call option price would be the distributions per unit, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14.0 if the call per unit value is at least $50.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life, annuity and other investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in earnings or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves. For the years ended December 31, 1999, 1998 and 1997, amortization of deferred policy acquisition costs included in commission expenses amounted to $131.7 million, $73.0 million and $50.2 million, respectively, and included in operating expenses amounted to $55.4 million, $33.5 million and $29.4 million, respectively, on the accompanying consolidated statements of operations.

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed investment contracts and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4% to 8.4% during 1999, 1998 and 1997.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 1999, 1998 and 1997. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided on the accompanying consolidated statements of operations.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 1999 and 1998, participating experience rated policies paying dividends represented approximately 1% of direct written life insurance in force.

   REVENUES AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life, annuities and other investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income on the accompanying consolidated statements of operations. Depreciation and amortization of certain other assets is included in operating expenses on the accompanying consolidated statements of operations.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes and is included in the consolidated income tax returns of PMHC. Prior to 1998, Pacific Life was subject to an equity tax calculated by a prescribed formula that incorporated a differential earnings rate between stock and mutual life insurance companies. In December 1998, the Internal Revenue Service released Revenue Ruling 99-3 which exempts Pacific Life from this tax for taxable years beginning in 1998. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at market value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques which attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products, and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 1999 financial statement presentation.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS

   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life, as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                           December 31,
                                                          1999      1998
                                                        ------------------
                                                          (In Millions)
         Statutory capital and surplus                  $1,219.1  $1,157.4
           Deferred policy acquisition costs             1,398.6     944.5
           Deferred income taxes                           304.5     307.1
           Asset valuation reserve                         232.1     298.7
           Non admitted assets                              83.3      40.4
           Subsidiary equity                                25.2      26.5
           Surplus notes                                  (149.6)   (149.6)
           Unrealized gain (loss) on securities
            available for sale, net                       (278.0)    508.3
           Insurance and annuity reserves                 (845.2)   (654.4)
           Other                                           (75.2)   (150.9)
                                                        ------------------
         Stockholder's equity as reported herein        $1,914.8  $2,328.0
                                                        ------------------

                                                 Years Ended December 31,
                                                  1999     1998     1997
                                                 -------------------------
                                                      (In Millions)
         Statutory net income                    $ 168.4  $ 187.6  $ 121.5
           Deferred policy acquisition costs       379.2    177.3    160.4
           Deferred income taxes                    (2.7)    17.9     41.2
           Earnings of subsidiaries                (27.5)   (32.8)   (40.6)
           Insurance and annuity reserves         (184.3)  (145.1)  (107.0)
           Other                                    37.9     36.6      0.5
                                                 -------------------------
         Net income as reported herein           $ 371.0  $ 241.5  $ 176.0
                                                 -------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners ("NAIC") to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 1999 and 1998, Pacific Life and Pacific Life & Annuity Company, formerly PM Group Life Insurance Company, a wholly owned Arizona domiciled life insurance subsidiary of Pacific Life, exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the states of California and Arizona will require adoption of Codification for the preparation of statutory financial statements. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 1999 statutory results, Pacific Life could pay $174.0 million in dividends in 2000 without prior approval. No dividends were paid during 1999 and 1998.

   The maximum amount of ordinary dividends that can be paid by PL&A without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 1999 and 1998.

   PERMITTED PRACTICE

   Net cash distributions received on PAM's investment in PIMCO Advisors are recorded as income as permitted by the Insurance Department of the State of California for statutory accounting purposes.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the "Closed Block") was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $293.5 million and $311.6 million as of December 31, 1999 and 1998, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits amounted to $341.8 million and $352.8 million as of December 31, 1999 and 1998, respectively. The contribution

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. CLOSED BLOCK (Continued)

   to income from the Closed Block amounted to $3.8 million, $5.1 million and $5.7 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 1999, 1998 and 1997, respectively.

4. ACQUISITIONS

   Effective July 15, 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation ("Confederation Life"). This block of business consists of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash.

   The remaining cost of acquiring this annuity business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $74.5 million as of December 31, 1999, and is included in deferred policy acquisition costs on the accompanying consolidated statement of financial condition. Amortization of this asset for the year ended December 31, 1999 amounted to $0.4 million, and is included in commission expense on the accompanying consolidated statement of operations.

   On June 1, 1997, Pacific Life acquired a block of corporate-owned life insurance ("COLI") policies from Confederation Life, which consisted of approximately 38,000 policies having a face amount of insurance of $8.6 billion and reserves of $1.7 billion. The assets received as part of this acquisition amounted to $1.2 billion in cash and $0.4 billion in policy loans. This block is primarily non leveraged COLI.

   The remaining cost of acquiring this COLI business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, amounted to $27.9 million and $36.5 million as of December 31, 1999 and 1998, respectively, and is included in deferred policy acquisition costs on the accompanying consolidated statements of financial condition. Amortization of this asset for the years ended December 31, 1999, 1998 and 1997 amounted to $8.6 million, $7.7 million and $0.9 million, respectively, and is included in commission expenses on the accompanying consolidated statements of operations.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC, which owns 100% of a real estate investment property in Arizona.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in "matrix pricing" and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                Gross Unrealized
                                      Amortized ----------------- Estimated
                                        Cost     Gains    Losses  Fair Value
                                      --------------------------------------
                                                  (In Millions)
    As of December 31, 1999:
    -----------------------
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $   107.7 $    9.3 $    1.0 $   116.0
    Obligations of states, political
     subdivisions                         642.0     13.0     27.7     627.3
    Foreign governments                   285.0     10.5      6.7     288.8
    Corporate securities                8,725.0    220.3    387.4   8,557.9
    Mortgage-backed and asset-backed
     securities                         5,323.8     33.7    251.1   5,106.4
    Redeemable preferred stock            108.5     14.2      5.1     117.6
                                      --------------------------------------
    Total fixed maturity securities   $15,192.0 $  301.0 $  679.0 $14,814.0
                                      --------------------------------------
    Total equity securities           $   269.3 $   57.0 $   31.1 $   295.2
                                      --------------------------------------
    As of December 31, 1998:
    -----------------------
    U.S. Treasury securities and
     obligations of U.S. government
     authorities and agencies         $    95.6 $   25.1          $   120.7
    Obligations of states, political
     subdivisions                         481.9     91.3 $   11.8     561.4
    Foreign governments                   253.1     28.3      4.3     277.1
    Corporate securities                7,888.7    446.3    124.5   8,210.5
    Mortgage-backed and asset-backed
     securities                         4,434.7    143.1     53.0   4,524.8
    Redeemable preferred stock            104.0     11.3      5.1     110.2
                                      --------------------------------------
    Total fixed maturity securities   $13,258.0 $  745.4 $  198.7 $13,804.7
                                      --------------------------------------
    Total equity securities           $   364.4 $  202.6 $   19.5 $   547.5
                                      --------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)

   The amortized cost and estimated fair value of fixed maturity securities available for sale as of December 31, 1999, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized Estimated
                                                      Cost    Fair Value
                                                    --------------------
                                                        (In Millions)
         Due in one year or less                    $   566.5  $   572.6
         Due after one year through five years        3,324.0    3,366.5
         Due after five years through ten years       2,995.9    2,921.4
         Due after ten years                          2,981.8    2,847.1
                                                    --------------------
                                                      9,868.2    9,707.6
         Mortgage-backed and asset-backed
          securities                                  5,323.8    5,106.4
                                                    --------------------
         Total                                      $15,192.0  $14,814.0
                                                    --------------------

   Major categories of investment income are summarized as follows:

                                               Years Ended December 31,
                                                1999     1998     1997
                                              --------------------------
                                                    (In Millions)
        Fixed maturity securities             $1,030.3 $  929.7 $  940.2
        Equity securities                         14.6     13.5     10.2
        Mortgage loans                           205.6    174.6    129.5
        Real estate                               46.5     38.1     53.6
        Policy loans                             158.6    161.5    144.3
        Other                                    131.7    203.2    156.2
                                              --------------------------
          Gross investment income              1,587.3  1,520.6  1,434.0
        Investment expense                       114.0    107.0    108.6
                                              --------------------------
          Net investment income               $1,473.3 $1,413.6 $1,325.4
                                              --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENT IN FIXED MATURITY AND EQUITY SECURITIES (Continued)

   Net realized investment gain, including changes in valuation allowances, are as follows:

                                                   Years Ended December 31,
                                                    1999    1998    1997
                                                   ------------------------
                                                        (In Millions)
        Fixed maturity securities available for
         sale:
          Gross gain                               $ 89.3  $ 92.7  $   56.3
          Gross loss                                (72.9)  (84.8)    (31.1)
        Equity securites available for sale:
          Gross gain                                109.0    40.9      36.1
          Gross loss                                (52.0)   (6.8)     (6.2)
        Mortgage loans on real estate                10.1   (10.7)     (4.6)
        Real estate                                  18.0     1.2      16.9
        Other investments                                     6.9      18.0
                                                   ------------------------
        Total                                      $101.5  $ 39.4   $  85.4
                                                   ------------------------

   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                                       December 31,
                                                   1999      1998     1997
                                                 --------------------------
                                                      (In Millions)
        Available for sale securities:
          Fixed maturity                         $  (924.7) $(229.5) $223.5
          Equity                                    (157.2)    63.1    85.7
                                                 --------------------------
        Total                                    $(1,081.9) $(166.4) $309.2
                                                 --------------------------
        Trading securities                       $     0.4  $  (2.5) $ (1.1)
                                                 --------------------------

   As of December 31, 1999 and 1998, investments in fixed maturity securities with a carrying value of $12.6 million and $13.0 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. One diversified financial security, rated AA, exceeds 10% of total stockholder's equity as of December 31, 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS

   The estimated fair values of the Company's financial instruments are as follows:

                                      December 31, 1999    December 31, 1998
                                     -------------------- --------------------
                                     Carrying  Estimated  Carrying  Estimated
                                      Amount   Fair Value  Amount   Fair Value
                                     -----------------------------------------
                                                   (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)           $15,109.2 $15,109.2  $14,352.2 $14,352.2
      Trading securities                  99.9      99.9       97.0      97.0
      Mortgage loans                   2,920.2   2,983.8    2,788.7   2,911.2
      Policy loans                     4,258.5   4,258.5    4,003.2   4,003.2
      Cash and cash equivalents          439.4     439.4      154.1     154.1
      Derivative instruments              43.5      43.5      176.1     176.1
    Liabilities:
      Guaranteed interest contracts    6,365.0   6,296.3    5,665.3   5,751.0
      Deposit liabilities                544.9     533.7      599.9     626.7
      Annuity liabilities              1,323.3   1,304.8    1,448.0   1,430.1
      Short-term debt                     60.0      60.0      295.5     295.5
      Long-term debt                     164.4     164.3      149.6     176.0
      Derivative instruments             229.5     229.5       36.0      36.0

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS (Continued)

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 1999 and 1998:

   TRADING SECURITIES

   The estimated fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest on the debt is approximately the same as current market rates.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.7 billion as of December 31, 1999, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS

   Derivatives are financial instruments whose value or cash flows are "derived" from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used as leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized on the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off balance sheet counterparty risk.

   Outstanding derivatives with off balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values as of December 31, 1999 and 1998 are as follows:

                                                  Assets (Liabilities)
                                                ----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying Estimated
                              Contract Amounts   Value    Fair Value  Value   Fair Value
                              ----------------- --------  ---------- -------- ----------
                                1999     1998     1999       1999      1998      1998
                              ----------------------------------------------------------
                                                    (In Millions)
    Interest rate floors,
     caps, options and
     swaptions                $1,003.0 $2,653.0 $   5.0    $   5.0    $ 67.9      $ 67.9
    Interest rate swap
     contracts                 2,867.5  2,608.6    38.5       38.5     (23.3)      (23.3)
    Asset swap contracts          58.1     63.2    (3.6)      (3.6)     (3.6)       (3.6)
    Credit default and total
     return swaps              2,061.9    649.6   (43.1)     (43.1)     (9.1)       (9.1)
    Financial futures
     contracts                   676.8    608.9
    Foreign currency
     derivatives               1,685.1  1,131.2  (182.8)    (182.8)    108.2       108.2
                              ----------------------------------------------------------
     Total derivatives        $8,352.4 $7,714.5 $(186.0)   $(186.0)   $140.1      $140.1
                              ----------------------------------------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments are as follows:

                                    Balance               Terminations Balance
                                   Beginning                  and        End
                                    of Year  Acquisitions  Maturities  of Year
                                   --------------------------------------------
                                                  (In Millions)
    December 31, 1999:
    ------------------
      Interest rate floors, caps,
       options and swaptions       $2,653.0    $  670.9     $2,320.9   $1,003.0
      Interest rate swap
       contracts                    2,608.6     1,226.2        967.3    2,867.5
      Asset swap contracts             63.2         7.8         12.9       58.1
      Credit default and total
       return swaps                   649.6     1,617.3        205.0    2,061.9
      Financial futures contracts     608.9     5,586.8      5,518.9      676.8
      Foreign currency
       derivatives                  1,131.2       874.0        320.1    1,685.1

    December 31, 1998:
    ------------------
      Interest rate floors, caps,
       options and swaptions        2,730.0       160.6        237.6    2,653.0
      Interest rate swap
       contracts                    2,026.1       960.8        378.3    2,608.6
      Asset swap contracts             67.4        30.3         34.5       63.2
      Credit default and total
       return swaps                   288.5       771.5        410.4      649.6
      Financial futures contracts     214.1     4,108.4      3,713.6      608.9
      Foreign currency
       derivatives                    207.0       959.4         35.2    1,131.2

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities on the accompanying consolidated statements of financial condition. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income on the accompanying consolidated statements of operations over the term of the agreement. Interest rate floors and caps, options and swaptions mature during the years 2000 through 2017.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The interest rate swap contracts mature during the years 2000 through 2021.

   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. The asset swap contracts mature during the years 2000 through 2005.

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Credit default and total return swaps mature during the years 2000 through 2028.

   Financial Futures Contracts
   ---------------------------

   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income on the accompanying consolidated statements of operations over the life of the agreements. Foreign currency derivatives expire during the years 2000 through 2013.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   The detail of universal life and investment-type product liabilities is as follows:

                                                   December 31,
                                                  1999      1998
                                                -------------------
                                                   (In Millions)
          Universal life                        $10,807.7 $10,218.0
          Investment-type products                8,237.8   7,755.0
                                                -------------------
                                                $19,045.5 $17,973.0
                                                -------------------

   The detail of universal life and investment-type product policy fees and interest credited net of reinsurance ceded is as follows:

                                                    Years Ended
                                                    December 31,
                                                1999   1998   1997
                                               --------------------
                                                  (In Millions)
          Policy fees:
            Universal life                     $509.2 $439.9 $377.5
            Investment-type products            144.6   85.4   53.7
                                               --------------------
          Total policy fees                    $653.8 $525.3 $431.2
                                               --------------------
          Interest credited:
            Universal life                     $443.9 $440.8 $368.2
            Investment-type products            460.5  440.0  429.6
                                               --------------------
          Total interest credited              $904.4 $880.8 $797.8
                                               --------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

   Activity in the liability for unpaid claims and claim adjustment expenses, which is included in future policy benefits on the accompanying consolidated statements of financial condition, is summarized as follows:

                                                   Years Ended
                                                   December 31,
                                                   1999    1998
                                                  --------------
                                                  (In Millions)
            Balance at January 1                  $137.4  $140.5
              Less reinsurance recoverables          0.1     0.7
                                                  --------------
            Net balance at January 1               137.3   139.8
                                                  --------------
            Incurred related to:
              Current year                         376.8   412.9
              Prior years                          (33.8)  (18.3)
                                                  --------------
            Total incurred                         343.0   394.6
                                                  --------------
            Paid related to:
              Current year                         286.7   303.5
              Prior years                           77.1    93.6
                                                  --------------
            Total paid                             363.8   397.1
                                                  --------------
            Net balance at December 31             116.5   137.3
              Plus reinsurance recoverables          0.1     0.1
                                                  --------------
            Balance at December 31                $116.6  $137.4
                                                  --------------

   As a result of payment of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $33.8 million and $18.3 million for the years ended December 31, 1999 and 1998, respectively. The reduction is primarily due to lower than anticipated settlement of claims and reduced claim adjustment expenses.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT

   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 1999. Principal of $234.9 million and interest payable of $0.6 million was outstanding as of December 31, 1998 bearing an average interest rate of 5.2%. As of December 31, 1999 and 1998, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 1999 and 1998.

   PAM had bank borrowings outstanding of $60 million as of December 31, 1999 and 1998. The interest rate was 6.0%, 5.1% and 6.2% as of December 31, 1999, 1998 and 1997, respectively. Outstanding debt is due and payable in 2000 and subject to renewal. The borrowing limit for PAM as of December 31, 1999 and 1998 was $100 million and $200 million, respectively.

   In connection with Pacific Life's acquisition of Grayhawk Golf Holdings, LLC in 1999, the Company assumed a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 1999 was $14.8 million.

   Pacific Life has $150 million of long-term debt which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $11.8 million for each of the years ended December 31, 1999, 1998 and 1997 and is included in net investment income on the accompanying consolidated statements of operations.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES

   The Company accounts for income taxes using the liability method. The deferred tax consequences of changes in tax rates or laws must be computed on the amounts of temporary differences and carryforwards existing at the date a new tax law is enacted. Recording the effects of a change involves adjusting deferred tax liabilities and assets with a corresponding charge or credit recognized in the provision for income taxes. The objective is to measure a deferred tax liability or asset using the enacted tax rates and laws expected to apply to taxable income in the periods in which the deferred tax liability or asset is expected to be settled or realized.

   The provision for income taxes is as follows:

                                                    Years Ended
                                                    December 31,
                                                1999    1998    1997
                                               ----------------------
                                                   (In Millions)
           Current                             $152.2  $134.1  $127.9
           Deferred                              (8.5)  (20.6)  (14.4)
                                               ----------------------
                                               $143.7  $113.5  $113.5
                                               ----------------------

   The sources of the Company's provision for deferred taxes are as follows:

                                                    Years Ended
                                                    December 31,
                                                1999    1998    1997
                                               ----------------------
                                                   (In Millions)
           Policyholder reserves               $ 50.9  $(29.5) $ 20.1
           Deferred policy acquisition costs     20.0   (12.6)  (18.0)
           Non deductible reserves                4.0    28.2   (27.6)
           Partnership income                   (25.6)   20.8
           Investment valuation                 (28.0)  (24.5)    3.9
           Duration hedging                     (29.6)   20.8    (2.6)
           Other                                 (0.2)   (2.6)    9.8
                                               ----------------------
           Deferred taxes from operations        (8.5)    0.6   (14.4)
           Release of subsidiary deferred
            taxes                                       (21.2)
                                               ----------------------
           Deferred tax provision              $ (8.5) $(20.6) $(14.4)
                                               ----------------------

   The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes in 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                           Years Ended
                                                           December 31,
                                                      1999    1998    1997
                                                     ----------------------
                                                        (In Millions)
        Provision for income taxes at the statutory
         rate                                        $180.1  $124.2  $101.3
          Amortization of intangibles on equity
           method investments                           2.0     4.3     7.6
          Non taxable investment income                (7.3)   (3.6)   (2.6)
          Tax settlement                               (7.5)
          Low income housing tax credits              (19.2)   (3.9)
          Equity tax                                           (5.0)    5.0
          Other                                        (4.4)   (2.5)    2.2
                                                     ----------------------
        Provision for income taxes                   $143.7  $113.5  $113.5
                                                     ----------------------

   The net deferred tax asset (liability), included in other assets on the accompanying consolidated statements of financial condition, is comprised of the following tax effected temporary differences:

                                                      December 31,
                                                     1999    1998
                                                    ---------------
                                                    (In Millions)
        Deferred tax assets
          Policyholder reserves                     $203.4  $ 254.3
          Investment valuation                        72.7     44.7
          Deferred compensation                       35.4     33.7
          Duration hedging                            21.1     (8.5)
          Postretirement benefits                      9.0      8.9
          Dividends                                    8.4      7.6
          Partnership income                           4.8    (20.8)
          Non deductible reserves                      1.9      5.9
          Other                                        3.1      5.2
                                                    ---------------
        Total deferred tax assets                    359.8    331.0

        Deferred tax liabilities
          Deferred policy acquisition costs           44.0     24.0
          Depreciation                                 2.7      2.4
                                                    ---------------
        Total deferred tax liabilities                46.7     26.4
                                                    ---------------
        Net deferred tax asset from operations       313.1    304.6
        Unrealized (gain) loss on securities         150.8   (272.3)
        Issuance of partnership units by affiliate   (81.1)   (74.9)
                                                    ---------------
        Net deferred tax asset (liability)          $382.8  $ (42.6)
                                                    ---------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. COMPREHENSIVE INCOME

   The Company displays comprehensive income and its components on the accompanying consolidated statements of stockholder's equity and the note herein. Other comprehensive income is shown net of reclassification adjustments and net of income tax in the accompanying consolidated statements of stockholder's equity. The disclosure of the gross components of other comprehensive income is as follows:

                                                    Years Ended December 31,
                                                      1999      1998    1997
                                                    --------------------------
                                                         (In Millions)
   Calculation of Holding Gain (Loss):
   -----------------------------------
     Gross holding gain (loss) on securities
      available for sale                            $(1,179.7) $(53.8) $ 359.8
     Deferred policy acquisition costs                   43.9    (6.9)    (3.1)
     Tax (expense) benefit                              397.7    21.1   (125.1)
                                                    --------------------------
     Holding gain (loss) on securities available
      for sale, net of tax                          $  (738.1) $(39.6) $ 231.6
                                                    --------------------------
   Calculation of Reclassification Adjustment:
   -------------------------------------------
     Realized gain on sale of securities
      available for sale                            $    73.4  $ 42.0  $  55.1
     Tax expense                                        (25.2)  (14.7)   (19.5)
                                                    --------------------------
     Reclassification adjustment, net of tax        $    48.2  $ 27.3  $  35.6
                                                    --------------------------
   Amounts Reported in Other Comprehensive Income:
   -----------------------------------------------
     Holding gain (loss) on securities available
      for sale, net of tax                          $  (738.1) $(39.6) $ 231.6
     Less reclassification adjustment, net of tax        48.2    27.3     35.6
                                                    --------------------------
     Net unrealized gain (loss) recognized in
      other comprehensive income (loss)             $  (786.3) $(66.9) $ 196.0
                                                    --------------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE

   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is reported as an asset and included in other assets on the accompanying consolidated statements of financial condition. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Approximate amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                                       December 31,
                                                       1999    1998
                                                      --------------
                                                      (In Millions)
      Reinsured universal life deposits               $(55.3) $(46.0)
      Future policy benefits                           141.8   108.9
      Unpaid claims                                      8.5    12.5
      Paid claims                                        6.4    24.3

   As of December 31, 1999, 74% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies.

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                              Years Ended
                                                              December 31,
                                                           1999   1998   1997
                                                          --------------------
                                                             (In Millions)
      Ceded reinsurance netted against insurance
       premiums                                           $ 92.8 $ 82.7 $ 70.7
      Assumed reinsurance included in insurance premiums    13.9   17.2   18.1
      Ceded reinsurance netted against policy fees          52.3   65.0   77.5
      Ceded reinsurance netted against net investment
       income                                              211.9  203.3  204.9
      Ceded reinsurance netted against interest credited   110.5  162.8  165.8
      Ceded reinsurance netted against policy benefits      88.4  121.3   93.4
      Assumed reinsurance included in policy benefits        8.3   17.7   12.7

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION

   The Company's six operating segments are Life Insurance, Institutional Products, Annuities, Group Insurance, Broker-Dealers and Investment Management. These segments have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group that has produced over 10% of the segment's in force business. The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team. The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers ("NASD") firms, and regional and national wirehouses.

   The Group Insurance segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators. The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,200 registered representatives. The Investment Management segment is primarily comprised of the Company's investment in PIMCO Advisors (Note 1). PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

   Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and investment gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The income tax provision is allocated based on each segment's actual tax liability.

   Intersegment revenues include commissions paid by the Life Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Investment Management segment assets have been reduced by an intersegment note payable of $100.5 million and $110 million as of December 31, 1999 and 1998, respectively. The related intersegment note receivable is included in Corporate and Other segment assets.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant non cash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   Financial information for each of the business segments is as follows:

                            Life     Institutional              Group   Broker- Investment Corporate
                          Insurance    Products    Annuities  Insurance Dealers Management and Other    Total
                          -------------------------------------------------------------------------------------
External customers and                                       (In Millions)
 other revenue
 December 31, 1999        $   502.0    $    39.1   $   205.0   $478.4   $253.2    $ 14.9   $   24.1   $ 1,516.7
 December 31, 1998            431.9         43.2       124.0    521.2    236.1      17.0       21.6     1,395.0
 December 31, 1997            395.6         61.4        83.3    480.6    154.0      21.2        6.0     1,202.1
Intersegment revenues
 December 31, 1999                                                       348.5               (348.5)          -
 December 31, 1998                                                       185.3               (185.3)          -
 December 31, 1997                                                       143.3               (143.3)          -
Net investment income
 excluding earnings of
 equity method investees
 December 31, 1999            580.2        645.1        78.3     23.4      0.9       8.3       44.2     1,380.4
 December 31, 1998            586.5        565.5        88.6     23.1      0.9       8.0       42.0     1,314.6
 December 31, 1997            507.2        509.6       149.4     24.9      0.8       6.2       49.2     1,247.3
Earnings of equity
 method investees
 December 31, 1999             (0.7)        (1.2)       (0.1)                      107.9      (13.0)       92.9
 December 31, 1998                           0.1                                   103.1       (4.2)       99.0
 December 31, 1997                           0.2                                    80.7       (2.8)       78.1
Net realized investment
 gains (losses)
 December 31, 1999             12.6         26.8         0.1     (0.6)               9.9       52.7       101.5
 December 31, 1998              4.1        (13.6)        4.6      1.7                4.0       38.6        39.4
 December 31, 1997              9.9         12.8         0.6      2.0               20.8       39.3        85.4
Total revenues
 December 31, 1999          1,094.1        709.8       283.3    501.2    602.6     141.0     (240.5)    3,091.5
 December 31, 1998          1,022.5        595.2       217.2    546.0    422.3     132.1      (87.3)    2,848.0
 December 31, 1997            912.7        584.0       233.3    507.5    298.1     128.9      (51.6)    2,612.9

Income (loss) before
 provision for
 income tax
 December 31, 1999            178.4        111.9        73.2     30.4     11.9      62.6       46.3       514.7
 December 31, 1998            151.1         74.6        34.1     10.3      9.9      60.1       14.9       355.0
 December 31, 1997            132.4         98.3        23.5     28.8      6.4      24.6      (24.5)      289.5
Provision (benefit) for
 income tax
 December 31, 1999             54.4         30.7        24.0     10.1      5.2      11.3        8.0       143.7
 December 31, 1998             52.6         21.2        11.3      2.9      4.5       2.1       18.9       113.5
 December 31, 1997             55.8         33.9         9.4      9.1      2.7      10.1       (7.5)      113.5
Net income (loss)
 December 31, 1999            124.0         81.2        49.2     20.3      6.7      51.3       38.3       371.0
 December 31, 1998             98.5         53.4        22.8      7.4      5.4      58.0       (4.0)      241.5
 December 31, 1997             76.6         64.4        14.1     19.7      3.7      14.5      (17.0)      176.0

Interest credited on
 universal life and
 investment-type
 products
 December 31, 1999            451.4        383.8        65.1                                    4.1       904.4
 December 31, 1998            449.6        354.1        71.0                                    6.1       880.8
 December 31, 1997            378.8        299.8       106.2                                   13.0       797.8

Assets
 As of December 31, 1999   16,276.1     17,649.4    14,565.2    341.5     60.9     264.5      965.4    50,123.0
 As of December 31, 1998   14,578.2     15,221.0     8,384.2    361.1     55.8     267.3    1,016.3    39,883.9

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS

   PENSION PLANS

   Pacific Life has defined benefit pension plans which cover all eligible employees who have one year of continuous employment and have attained age
   21. The full-benefit vesting period for all participants is five years.

   Benefits for employees are based on years of service and the highest five consecutive years of compensation during the last ten years of employment. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

   Components of the net periodic pension benefit are as follows:

                                                         Years Ended
                                                         December 31,
                                                     1999    1998    1997
                                                    ----------------------
                                                       (In Millions)
        Service cost - benefits earned during the
         year                                       $  4.6  $  4.0  $  3.6
        Interest cost on projected benefit
         obligation                                   11.5    10.9    10.4
        Expected return on plan assets               (16.3)  (15.0)  (12.8)
        Amortization of net obligations and prior
         service cost                                 (1.4)   (1.4)   (1.4)
                                                    ----------------------
        Net periodic pension benefit                $ (1.6) $ (1.5) $ (0.2)
                                                    ----------------------

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

   The following tables set forth the pension plans' reconciliation of benefit obligation, plan assets and funded status for the years ended:

                                                      December 31,
                                                       1999    1998
                                                      --------------
                                                      (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year         $177.8  $157.9
          Service cost                                   4.6     4.0
          Interest cost                                 11.5    10.9
          Plan expense                                  (0.3)   (0.3)
          Actuarial (gain) loss                        (30.7)   11.9
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Benefit obligation, end of year               $155.9  $177.8
                                                      --------------

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year  $195.3  $180.3
          Actual return on plan assets                  23.6    21.9
          Plan expense                                  (0.3)   (0.3)
          Benefits paid                                 (7.0)   (6.6)
                                                      --------------
        Fair value of plan assets, end of year        $211.6  $195.3
                                                      --------------

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                 $ 55.7  $ 17.5
        Unrecognized transition asset                  (47.7)   (3.6)
        Unrecognized prior service cost                 (2.4)   (1.0)
        Unrecognized actuarial gain                     (0.8)   (9.7)
                                                      --------------
        Prepaid pension cost                          $  4.8  $  3.2
                                                      --------------

   In determining the actuarial present value of the projected benefit obligation as of December 31, 1999 and 1998, the weighted average discount rate used was 8.0% and 6.5%, respectively, and the rate of increase in future compensation levels was 5.5% and 5.0%, respectively. The expected long-term rate of return on plan assets was 8.5% in 1999 and 1998.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

   POSTRETIREMENT BENEFITS

   Pacific Life sponsors a defined benefit health care plan and a defined benefit life insurance plan (the "Plans") that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 1999, 1998 and 1997 is $0.5 million, $0.7 million and $0.8 million, respectively. As of December 31, 1999 and 1998, the accumulated benefit obligation is $19.7 million and $19.3 million, respectively. The fair value of the plan assets as of December 31, 1999 and 1998 is zero. The amount of accrued benefit cost included in other liabilities on the accompanying consolidated statements of financial condition is $24.4 million and $25.3 million as of December 31, 1999 and 1998, respectively.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 8.0% for 1999 and 1998 and is assumed to decrease gradually to 3.5% in 2003 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 7.0% for 1999 and 1998 and is assumed to decrease gradually to 3.0% in 2003 and remain at that level thereafter.

   The amount reported is materially effected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be increased by 8.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 10.1%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 1999 would be decreased by 7.0%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 8.9%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 8.0% and 6.5% for 1999 and 1998, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan ("RISP") pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Effective October 1, 1997, Pacific Life's RISP changed the matching percentage of each employee's contributions from 50% to 75%, up to a maximum of 6% of eligible employee compensation and restricted the matched investment to an Employee Stock Ownership ("ESOP"). ESOP contributions made by the Company amounted to $5.4 million, $5.2 million and $1.1 million for the years ended December 31, 1999, 1998 and 1997, respectively, and are included in operating expenses on the accompanying consolidated statements of operations.

   The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock at

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. PENSION PLANS, POSTRETIREMENT BENEFITS AND OTHER PLANS (Continued)

   $12.50 per share to the ESOP ("ESOP Shares") on September 2, 1997, in exchange for a promissory note in the amount of $21.2 million ("ESOP Note"). Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by ESOP contributions from Pacific Life.

   On July 27, 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. This loan is included in unearned ESOP shares on the accompanying consolidated statement of stockholder's equity as of December 31, 1999. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference and reflected as a capital contribution on the accompanying consolidated statement of stockholder's equity as of December 31, 1999.

   Pacific Life also has a deferred compensation plan which permits certain employees to defer portions of their compensation and earn a guaranteed interest rate on the deferred amounts. The interest rate is determined annually and is guaranteed for one year. The compensation which has been deferred has been accrued and the primary expense, other than compensation, related to this plan is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $69.7 million, $42.1 million and $27.5 million for the years ended December 31, 1999, 1998 and 1997, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee which is based on an allocation of actual costs. Such administration fees amounted to $265,000, $232,000 and $165,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

   PIMCO Advisors provides investment advisory services to the Company for which the fees amounted to $7.3 million, $16.9 million and $11.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. Included in equity securities on the accompanying consolidated statements of financial condition are investments in mutual funds and other investments managed by PIMCO Advisors which amounted to $3.2 million and $40.3 million as of December 31, 1999 and 1998, respectively.

   Pacific Life provides certain support services to PIMCO Advisors. Charges for these services are based on an allocation of actual costs and amounted to $1.0 million, $1.2 million and $1.2 million for the years ended December 31, 1999, 1998 and 1997, respectively.

17. TERMINATION AND NON COMPETITION AGREEMENTS

   The Company has termination and non competition agreements with certain former key employees of PAM's subsidiaries. These agreements provide terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other non compete payments. When the amount of future obligations to be made to a key employee is determinable, a liability for such amount is established.

   For the years ended December 31, 1999, 1998 and 1997, approximately $53.6 million, $49.4 million and $85.8 million, respectively, is included in operating expenses on the accompanying consolidated statements of

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17. TERMINATION AND NON COMPETITION AGREEMENTS (Continued)

   operations related to the termination and non competition agreements. This includes payments of $43.1 million in 1997 to former key employees who elected to sell to PAM's subsidiaries their rights to the future proceeds from the PIMCO Advisors units.

   In connection with the closing of the PIMCO Advisors transaction (Note 1), the termination and non competition agreements with certain former key employees of PAM's subsidiaries will be assumed by Allianz.

18. COMMITMENTS AND CONTINGENCIES

   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2000                                       $437.0
          2001 through 2004                           210.8
          2005 and thereafter                         144.3
                                                     ------
        Total                                        $792.1
                                                     ------

   The Company leases office facilities under various non cancelable operating leases. Aggregate minimum future commitments as of December 31, 1999 through the term of the leases are approximately $43.3 million.

   Pacific Life has a contingent liability of approximately $23 million related to the posting of an appeal bond in conjunction with one of its investments. An unrelated third party has agreed to reimburse Pacific Life for 50% of any losses incurred under the bond. In addition, Pacific Life has given a commitment for additional capital funding, as may be required, to certain of its subsidiaries.

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

APPENDIX A - TABLE OF NET CASH VALUE ACCUMULATION TEST SINGLE PREMIUMS
             (PER $1 OF FUTURE BENEFITS)

Age    Female       Male       Unisex      Age     Female       Male       Unisex
---    ------       ----       ------      ---     ------       ----       ------
 0     0.07165     0.08697     0.08395     50      0.34637     0.40440     0.39273
 1     0.07178     0.08655     0.08364     51      0.35693     0.41653     0.40453
 2     0.07383     0.08901     0.08601     52      0.36775     0.42888     0.41655
 3     0.07602     0.09165     0.08857     53      0.37880     0.44143     0.42877
 4     0.07831     0.09441     0.09124     54      0.39008     0.45416     0.44119
 5     0.08072     0.09731     0.09405     55      0.40160     0.46704     0.45376
 6     0.08324     0.10038     0.09701     56      0.41336     0.48007     0.46650
 7     0.08589     0.10361     0.10012     57      0.42540     0.49324     0.47939
 8     0.08865     0.10702     0.10340     58      0.43774     0.50655     0.49246
 9     0.09155     0.11061     0.10686     59      0.45042     0.52002     0.50571
10     0.09457     0.11436     0.11047     60      0.46347     0.53364     0.51915
11     0.09773     0.11828     0.11423     61      0.47686     0.54739     0.53274
12     0.10100     0.12232     0.11813     62      0.49058     0.56124     0.54648
13     0.10438     0.12645     0.12211     63      0.50455     0.57516     0.56031
14     0.10788     0.13063     0.12615     64      0.51871     0.58909     0.57418
15     0.11146     0.13484     0.13024     65      0.53301     0.60301     0.58806
16     0.11515     0.13906     0.13435     66      0.54743     0.61689     0.60192
17     0.11895     0.14330     0.13850     67      0.56201     0.63072     0.61578
18     0.12285     0.14757     0.14269     68      0.57676     0.64453     0.62963
19     0.12689     0.15193     0.14699     69      0.59177     0.65831     0.64352
20     0.13106     0.15640     0.15140     70      0.60703     0.67206     0.65742
21     0.13538     0.16103     0.15595     71      0.62253     0.68574     0.67131
22     0.13985     0.16584     0.16069     72      0.63818     0.69929     0.68513
23     0.14449     0.17087     0.16564     73      0.65388     0.71262     0.69878
24     0.14930     0.17613     0.17081     74      0.66948     0.72564     0.71216
25     0.15429     0.18165     0.17622     75      0.68489     0.73828     0.72522
26     0.15946     0.18744     0.18188     76      0.70006     0.75052     0.73792
27     0.16482     0.19351     0.18780     77      0.71496     0.76238     0.75028
28     0.17038     0.19985     0.19398     78      0.72961     0.77391     0.76234
29     0.17613     0.20646     0.20042     79      0.74406     0.78517     0.77417
30     0.18209     0.21334     0.20711     80      0.75830     0.79621     0.78581
31     0.18825     0.22049     0.21407     81      0.77229     0.80702     0.79725
32     0.19462     0.22790     0.22127     82      0.78597     0.81756     0.80843
33     0.20122     0.23558     0.22874     83      0.79922     0.82774     0.81926
34     0.20805     0.24352     0.23646     84      0.81195     0.83745     0.82966
35     0.21510     0.25173     0.24443     85      0.82411     0.84665     0.83956
36     0.22239     0.26019     0.25266     86      0.83569     0.85536     0.84899
37     0.22990     0.26892     0.26114     87      0.84673     0.86362     0.85799
38     0.23761     0.27790     0.26987     88      0.85730     0.87153     0.86665
39     0.24554     0.28712     0.27883     89      0.86749     0.87920     0.87507
40     0.25366     0.29659     0.28802     90      0.87741     0.88679     0.88338
41     0.26197     0.30630     0.29745     91      0.88720     0.89444     0.89175
42     0.27047     0.31623     0.30709     92      0.89704     0.90237     0.90034
43     0.27917     0.32641     0.31697     93      0.90712     0.91083     0.90938
44     0.28807     0.33683     0.32707     94      0.91771     0.92013     0.91917
45     0.29719     0.34748     0.33742     95      0.92905     0.93048     0.92990
46     0.30654     0.35837     0.34800     96      0.94128     0.94201     0.94171
47     0.31613     0.36951     0.35881     97      0.95429     0.95459     0.95445
48     0.32597     0.38089     0.36986     98      0.96766     0.96774     0.96772
49     0.33604     0.39252     0.38118     99      0.98064     0.98064     0.98064

APPENDIX B - DEATH BENEFIT PERCENTAGES

----------------     ----------------     ---------------     -----------------
 Age  Percentage     Age   Percentage     Age  Percentage      Age   Percentage
----------------     ----------------     ---------------     -----------------
0-40         250      50         185       60         130        70         115
  41         243      51         178       61         128        71         113
  42         236      52         171       62         126        72         111
  43         229      53         164       63         124        73         109
  44         222      54         157       64         122        74         107
  45         215      55         150       65         120     75-90         105
  46         209      56         146       66         119        91         104
  47         203      57         142       67         118        92         103
  48         197      58         138       68         117        93         102
  49         191      59         134       69         116       >93         101
----------------     ---------------      ---------------     -----------------

PACIFIC SELECT CHOICE  WHERE TO GO FOR MORE INFORMATION

The Pacific Select     For more information about Pacific Select Choice,
Choice variable        please call or write to us at the address below. You
life insurance         should also use this address to send us any notices,
policy is              forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO OF PACIFIC LIFE APPEARS HERE]

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

                 Visit us at our web site: www.pacificlife.com


                         [LOGO OF IMSA APPEARS HERE]

                 * Membership promotes ethical market conduct
                  for individual life insurance and annuities

15-19044-09 5/00

                 Supplement to Prospectus Dated May 1, 2000 for
                  Pacific Select Exec, Pacific Select Choice,
                 Pacific Select Estate Preserver Last Survivor
             and Pacific Select Estate Preserver II Last Survivor
               Flexible Premium Variable Life Insurance Policies
            and the Pacific Select Estate Maximizer Modified Single
           Premium Variable Life Insurance Policy (each a "policy")
                    Issued by Pacific Life Insurance Company


In this supplement, you and your mean the      This supplement provides information about four additional variable investment
Policyholder or Owner. Pacific Life, we, us,   options offered under your policy. Each of these investment options is set up as
and our refer to Pacific Life Insurance        a variable account under our separate account and invests in a corresponding
Company. M Fund refers to M Fund, Inc.         portfolio of the M Fund.
You'll find an explanation of what
terms used in this supplement mean in the      Variable Account I:      Brandes International Equity Fund
accompanying variable life insurance           Variable Account II:     Turner Core Growth Fund
prospectus or the M Fund prospectus.           Variable Account III:    Frontier Capital Appreciation Fund
                                               Variable Account IV:     Clifton Enhanced U.S. Equity Fund
The M Fund is described in detail in its                                 (formerly called "Enhanced U.S. Equity Fund")
prospectus and in its Statement of
Additional Information (SAI).                  You can allocate premium payments and transfer accumulated value to these variable investment options, as well as to the other investment options
Each policy is described in detail its         described in the accompanying variable life insurance prospectus.
accompanying variable life insurance
prospectus. Except as described below,
all features and procedures of each
policy described in its prospectus remain
intact.

Supplement dated May 1, 2000


Your policy's accumulated value will       About the variable investment options
fluctuate depending on the investment      The following chart is a summary of the M Fund portfolios. Each M Fund
options you've chosen.                     portfolio invests in different securities and has its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                                                            The Portfolio's    The Portfolio's Main
                                           Portfolio        Investment Goal    Investments                        Portfolio Manager

                                           Brandes          Long-term capital  Equity securities of foreign       Brandes Investment
                                           International    appreciation.      issuers, including common stocks,  Partners, L.P.
                                           Equity                              preferred stocks and securities
                                                                               that are convertible into common
                                                                               stocks. Focuses on stocks with
                                                                               capitalizations of $1 billion
                                                                               or more.

                                           Turner Core      Long-term capital  Common stocks that show strong     Turner Investment
                                           Growth Fund      appreciation.      earnings potential and also have   Partners, Inc.
                                                                               reasonable valuations.

                                           Frontier Capital Maximum capital    Common stock of U.S. companies of  Frontier Capital
                                           Appreciation     appreciation.      all sizes with emphasis on stocks  Management
                                                                               companies with capitalizations of  Company, LLC
                                                                               less than $3 billion.

                                           Clifton Enhanced Above-market       Futures contracts on the Standard  The Clifton Group
                                           U.S. Equity      total return.      & Poor's 500 Composite Stock
                                                                               Price Index (the "S&P 500" or the
                                                                               "Index") to have 100% exposure to
                                                                               the S&P 500 to try to earn a
                                                                               return equal to that of the Index.






We are not responsible for the operation   M Financial Investment Advisers, Inc. (MFIA) is the investment adviser for each
of the M Fund or any of its portfolios.    portfolio of the M Fund, and has retained other firms to manage the portfolios.
We also are not responsible for ensuring   MFIA and the M Fund's Board of Directors oversee the management of all of the M
that the M Fund and its portfolios         Fund's portfolios.
comply with any laws that apply.



You'll find more information about Policy      Fees and expenses paid by the M Fund
charges in An overview of the policy           The M Fund pays advisory fees and other expenses. These are deducted from the
in the accompanying variable life              assets of each Portfolio and may vary from year to year. They are not fixed and
insurance prospectus.                          are not part of the terms of your policy. If you choose a variable investment option, these fees and expenses affect you indirectly because they reduce portfolio returns.

                                               M Fund's expenses are assessed at the Fund level and are not direct charges against the Variable Accounts or the Policy's Accumulated Value. The unit value of a variable account will change with the value of its corresponding M Fund portfolio.

You'll find more about M Fund fees and         . Advisory fee
expenses in the accompanying M Fund            MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee
prospectus.                                    to MFIA for these services. The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets.

                                               Other expenses
                                               The table also shows expenses the M Fund paid in 1999
                                               as an annual percentage of each portfolio's average
                                               daily net assets. MFIA has agreed to pay operating
                                               expenses of the M Fund (not including brokerage or
                                               other portfolio transaction expenses, expenses for
                                               litigation, indemnification, taxes or other
                                               extraordinary expenses) that exceed 0.25% of each
                                               portfolio's average daily net assets. MFIA does this
                                               voluntarily, but does not guarantee that it will
                                               continue to do so after December 31, 2000.

                                               -----------------------------------------------------------------
                                               M Fund Portfolios/1/   Advisory fee Other expenses Total expenses
                                               -----------------------------------------------------------------
                                                                      As an annual % of average daily net assets
                                               Brandes International
                                                Equity                   0.98%         0.99%          1.95%
                                               Turner Core Growth        0.45%         0.95%          1.40%
                                               Frontier Capital
                                                Appreciation             0.90%         0.57%          1.47%
                                               Clifton Enhanced U.S.
                                                Equity                   0.40%         1.08%          1.48%
                                               -----------------------------------------------------------------

                                               /1/ The advisory fees for Brandes International Equity
                                               and Clifton Enhanced U.S. Equity have been adjusted to
                                               reflect a change in advisory fees effective May 1,
                                               2000. Actual advisory fees in 1999 as a percent of
                                               average daily net assets for the two funds were 0.96%
                                               for the Brandes International Equity and 0.55% for the
                                               Clifton Enhanced U.S. Equity. Actual total net expenses
                                               for these portfolios in 1999 after the adviser's
                                               reimbursements were: 1.21% for Brandes International
                                               Equity, 0.70% for Turner Core Growth, 1.15% for
                                               Frontier Capital Appreciation, and 0.80% for Clifton
                                               Enhanced U.S. Equity. MFIA paid the difference.

                                               Statements and reports we'll send you
                                               We'll send you financial statements that we receive from M Fund.

The rights we describe in the                  Voting rights
accompanying variable life insurance           We're the legal owner of the shares of the M Fund that are held by the variable
prospectus under Making changes to             accounts. The voting rights we describe in the Voting rights section of the
the separate account also apply to the         accompanying variable life insurance prospectus and how we'll exercise them
M Fund.                                        also apply to the M Fund.

                                                                                                                                   3

Pacific Select Choice

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

         Contents of Registration Statement
         ----------------------------------

         This Registration Statement on Form S-6 comprises the following papers and documents:

                The facing sheet.
                The cross-reference sheet.

                The Prospectus consisting of 106 pages.

                Supplement dated May 1, 2000 to Prospectus dated May 1, 2000 consisting of 3 pages.
                The undertaking to file reports.
                Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
                The Signatures.

         Written consent of the following person (included in the exhibits shown below):

                Deloitte & Touche LLP, Independent Auditors

                Dechert Price & Rhoads, Outside Counsel

         The following exhibits:

         1.     (1)  (a) Resolution of the Board of Directors of
                         the Depositor dated November 22, 1989
                         and copies of the Memoranda concerning
                         Pacific Select Exec Separate Account
                         dated May 12, 1988 and January 26, 1993./1/

                     (b) Resolution of the Board of Directors of
                         Pacific Life Insurance Company authorizing conformity to the terms of the current
                         Bylaws./3/

                (2)  Inapplicable

                (3)  (a) Distribution Agreement Between Pacific
                         Mutual Life Insurance Company and Pacific
                         Equities Network/1/

                     (b) Form of Selling Agreement Between Pacific
                         Equities Network and Various Broker-Dealers/1/

                (4)  Inapplicable

                (5)  (a) Flexible Premium Variable Life Insurance Policy/1/

                     (b) Waiver of Charges Rider/1/

                     (c) Accidental Death Rider/1/

                     (d) Guaranteed Insurability Rider/1/

                     (e) Added Protection Benefit Rider/1/

                     (f) Annual Renewal and Convertible Term Rider/1/

                        (g) Exchange of Insured Rider/1/

                        (h) Children's Term Rider/1/

                        (i) Accelerated Living Benefit Rider/1/

                        (j) Aviation Rider/1/

                        (k) Endorsement Amending Suicide Exclusion Provision/1/

                        (l) Disability Benefit Rider/1/

                            (6)(a) Articles of Incorporation of Pacific Life
                                   Insurance Company/3/
                               (b) Bylaws of Pacific Life Insurance Company/3/


                            (7) Inapplicable

                            (8) Inapplicable

                            (9)(a) Participation Agreement between Pacific
                                   Mutual Life Insurance Company and Pacific
                                   Select Fund/5/

                               (b) M Fund Inc. Participation Agreement with
                                   Pacific Mutual Life Insurance Company/5/

                           (10) Applications for Flexible Premium Variable Life
                                Insurance Policy and General Questionnaire/1/

                       2. Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908, Accession Number 0000898430-96-000966.)

                       3.  Inapplicable

                       4.  Inapplicable

                       5.  Inapplicable

                       6.  (a) Consent of Independent Auditors
                           (b) Consent of Dechert Price & Rhoads/1/

                       7.  (a) Opinion of Actuary
                           (b) Form of Illustration of Policy Benefits

                       8. Memorandum Describing Issuance, Transfer and Redemption Procedures/1/

                9. Exhibit Regarding Adjustment for Conversion to a Non-Flexible Contract/1/

               10.  Power of Attorney/5/

               11.  Inapplicable

               12.  Inapplicable

               13.  Inapplicable

               14.  Inapplicable

               15.  Inapplicable

               16.  Inapplicable

               17.  Inapplicable

/1/ Filed as part of Post-Effective Amendment No. 4 to the Registration
    Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908, Accession Number 0000898430-96-000966.

/2/ Filed as part of Post-Effective Amendment No. 5 to the Registration
    Statement on Form S-6 filed via EDGAR on April 25, 1997, File No. 33-57908, Accession Number 0001017062-97-000736.

/3/ Filed as part of Post-Effective Amendment No. 6 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-57908, Accession Number 0001017062-98-000896.

/4/ Filed as part of Post-Effective Amendment No. 7 to the Registration
    Statement on Form S-6 filed via EDGAR on April 23, 1999, File No. 33-57908, Accession Number 0001017062-99-000708.

/5/ Filed as part of Post-Effective Amendment No. 8 to the Registration
    Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-57908, Accession Number 0001017062-00-000594.

                          UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

               REPRESENTATION PURSUANT TO SECTION 26(e) OF THE
                        INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration Statement are, in the aggregate, reasonable in relation to the Services rendered, the expenses to be incurred, and the risks assumed in Connection with the Policy.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 28th day of April, 2000.

                                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                  (Registrant)


                                      BY:  PACIFIC LIFE INSURANCE COMPANY
                                                  (Depositor)



                                      BY:  _____________________________________
                                           Thomas C. Sutton*
                                           Chairman & Chief Executive Officer



*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 10 of Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-57908, Accession No. 0001017062-00-000594,
and incorporated by reference herein.)

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 28th day of April, 2000.

                                      PACIFIC LIFE INSURANCE COMPANY
                                                  (Registrant)



                                      BY:  _____________________________________
                                           Thomas C. Sutton*
                                           Chairman & Chief Executive Officer


*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 10 of Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-57908, Accession No. 0001017062-00-000594,
and incorporated by reference herein.)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Title                            Date

__________________________    Director, Chairman of the Board         ________, 2000
Thomas C. Sutton*             and Chief Executive Officer

__________________________    Director and President                  ________, 2000
Glenn S. Schafer*

__________________________    Director, Senior Vice President and     ________, 2000
Khanh T. Tran*                Chief Financial Officer

__________________________    Director, Senior Vice President and     ________, 2000
David R. Carmichael*          General Counsel

__________________________    Director, Vice President and Corporate  ________, 2000
Audrey L. Milfs*              Secretary

__________________________    Vice President and Controller           ________, 2000
Edward R. Byrd*

__________________________    Vice President and Treasurer            ________, 2000
Brian D. Klemens*

__________________________    Executive Vice President                ________, 2000
Lynn C. Miller*

*BY: /s/ DAVID R. CARMICHAEL                                          April 28, 2000
     David R. Carmichael
     as attorney-in-fact

(Powers of Attorney are contained as Exhibit 10 of Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-57908, Accession No. 0001017062-00-000594, and incorporated by reference herein.)